JPMorgan Global Bond Opportunities Fund
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 57.9%
Australia — 0.5%
Glencore Funding LLC
6.38%, 10/6/2030 (a)	410	443
2.85%, 4/27/2031 (a)	7,500	6,922
5.63%, 4/4/2034 (a)	4,771	5,006
5.67%, 4/1/2035 (a)	4,440	4,668
Westpac Banking Corp. (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b) (c)	900	899
		17,938
Austria — 0.1%
ams-OSRAM AG 12.25%, 3/30/2029 (a)	1,438	1,538
Benteler International AG
7.25%, 6/15/2031 (a)	EUR444	553
7.25%, 6/15/2031 (d)	EUR300	373
		2,464
Belgium — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.80%, 1/23/2059	373	389
Azelis Finance NV 5.75%, 3/15/2028 (d)	EUR1,300	1,540
KBC Group NV
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (b) (c) (d) (e) (f)	EUR7,200	9,204
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	1,340	1,384
Ontex Group NV 5.25%, 4/15/2030 (d)	EUR1,410	1,679
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (d)	EUR2,000	2,315
		16,511
Brazil — 0.7%
Acu Petroleo Luxembourg SARL 7.50%, 1/13/2032 (d)	995	1,005
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (d)	3,100	1,104
Guara Norte SARL
5.20%, 6/15/2034 (a)	3,307	3,209
5.20%, 6/15/2034 (d)	1,878	1,823
Klabin Austria GmbH 7.00%, 4/3/2049 (d)	2,991	3,154
MV24 Capital BV
6.75%, 6/1/2034 (a)	2,358	2,317
6.75%, 6/1/2034 (d)	1,832	1,800
Suzano Austria GmbH
3.75%, 1/15/2031	806	757
7.00%, 3/16/2047 (d)	1,660	1,821
Vale Overseas Ltd. 6.40%, 6/28/2054	3,923	4,021
Yinson Bergenia Production BV 8.50%, 1/31/2045 (a)	4,396	4,600
		25,611
Canada — 0.8%
1011778 BC ULC
3.88%, 1/15/2028 (a)	1,840	1,818
4.00%, 10/15/2030 (a)	975	929
Baytex Energy Corp.
8.50%, 4/30/2030 (a)	795	838
7.38%, 3/15/2032 (a)	965	980

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Bombardier, Inc.
7.00%, 6/1/2032 (a)	359	378
6.75%, 6/15/2033 (a)	731	771
Canadian Pacific Railway Co. 3.50%, 5/1/2050	1,250	916
Emera US Finance LP 2.64%, 6/15/2031	6,984	6,282
Enbridge, Inc.
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (c)	9,388	10,031
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	1,077	1,236
Garda World Security Corp.
6.50%, 1/15/2031 (a)	396	407
8.25%, 8/1/2032 (a)	1,125	1,150
8.38%, 11/15/2032 (a)	318	326
NOVA Chemicals Corp.
5.25%, 6/1/2027 (a)	1,073	1,077
9.00%, 2/15/2030 (a)	1,000	1,070
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	25	25
RB Global Holdings, Inc. 7.75%, 3/15/2031 (a)	500	524
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (c)	988	989
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	275	289
		30,036
Chile — 0.1%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (a)	4,454	3,631
China — 0.2%
CFAMC III Co. Ltd. 4.25%, 11/7/2027 (d)	3,620	3,594
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (d) (g)	6,408	596
Far East Horizon Ltd. 5.88%, 3/5/2028 (d)	1,835	1,862
		6,052
Colombia — 0.2%
AI Candelaria -spain- SA
7.50%, 12/15/2028 (d)	780	784
5.75%, 6/15/2033 (d)	2,026	1,823
5.75%, 6/15/2033 (a)	1,869	1,682
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (d)	2,004	1,861
Grupo Nutresa SA 9.00%, 5/12/2035 (d)	1,590	1,792
		7,942
Denmark — 0.4%
Danske Bank A/S (EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (c) (d)	EUR12,600	15,515
Finland — 0.0% ^
Amer Sports Co. 6.75%, 2/16/2031 (a)	915	954
France — 4.1%
Alstom SA (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (c) (d) (e) (f)	EUR2,300	2,818
Altice France SA
7.25%, 11/1/2029 (a)	EUR1,540	1,785
9.50%, 11/1/2029 (a)	816	838
4.75%, 10/15/2030 (a)	EUR2,710	3,004

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
5.50%, 10/15/2031 (a)	EUR1,621	1,814
6.88%, 7/15/2032 (a)	1,344	1,310
AXA SA (EURIBOR 3 Month + 2.60%), 1.88%, 7/10/2042 (c) (d)	EUR2,500	2,605
Banijay Entertainment SAS
7.00%, 5/1/2029 (d)	EUR1,000	1,203
7.00%, 5/1/2029 (a)	EUR791	951
Bertrand Franchise Finance SAS
6.50%, 7/18/2030 (a)	EUR583	684
6.50%, 7/18/2030 (d)	EUR1,020	1,197
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (a) (b) (c) (e) (f)	8,200	8,719
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (e) (f)	4,635	4,886
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (b) (c) (d) (e) (f)	EUR3,000	3,822
BPCE SA
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (c)	10,985	11,006
4.38%, 7/13/2028 (d)	EUR3,000	3,623
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	3,640	3,237
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	1,765	1,589
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	4,435	4,985
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (c)	2,070	2,234
Cerba Healthcare SACA 3.50%, 5/31/2028 (d)	EUR500	424
Chrome Holdco SAS 5.00%, 5/31/2029 (d)	EUR377	57
Credit Agricole SA
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	827	823
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 9/23/2029 (b) (c) (d) (e) (f)	EUR1,500	1,835
Electricite de France SA
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (c) (d) (e) (f)	EUR200	233
(EURIBOR ICE Swap Rate 5 Year + 3.37%), 2.88%, 12/15/2026 (c) (d) (e) (f)	EUR2,200	2,530
(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027 (c) (d) (e) (f)	EUR2,200	2,509
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (c) (d) (e) (f)	EUR2,800	3,165
5.70%, 5/23/2028 (a)	670	693
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (c) (d) (e) (f)	EUR1,600	2,026
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (c) (d) (e) (f)	EUR3,200	3,546
Eutelsat SA 1.50%, 10/13/2028 (d)	EUR2,100	2,329
Forvia SE
2.75%, 2/15/2027 (d)	EUR464	537
2.38%, 6/15/2027 (d)	EUR373	430
3.75%, 6/15/2028 (d)	EUR2,370	2,751
5.63%, 6/15/2030 (a)	EUR623	753
5.63%, 6/15/2030 (d)	EUR2,600	3,142
5.38%, 3/15/2031 (a)	EUR851	1,017
6.75%, 9/15/2033 (a)	200	204
Iliad Holding SAS
6.88%, 4/15/2031 (a)	EUR1,116	1,383
6.88%, 4/15/2031 (d)	EUR1,820	2,255
iliad SA
5.38%, 6/14/2027 (d)	EUR2,000	2,391

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
1.88%, 2/11/2028 (d)	EUR3,400	3,847
Loxam SAS 4.50%, 2/15/2027 (a)	EUR1,136	1,323
New Immo Holding SA
3.25%, 7/23/2027 (d)	EUR1,300	1,502
5.88%, 4/17/2028 (d)	EUR1,200	1,439
Orange SA (EUR Swap Annual 5 Year + 1.49%), 1.38%, 2/11/2029 (c) (d) (e) (f)	EUR2,300	2,484
Paprec Holding SA
3.50%, 7/1/2028 (d)	EUR1,713	1,987
4.13%, 7/15/2030 (a)	EUR1,075	1,264
4.50%, 7/15/2032 (a)	EUR797	944
RCI Banque SA (EURIBOR ICE Swap Rate 5 Year + 2.75%), 5.50%, 10/9/2034 (c) (d)	EUR1,900	2,308
Renault SA
2.50%, 6/2/2027 (d)	EUR1,900	2,193
1.13%, 10/4/2027 (d)	EUR1,300	1,461
Rexel SA 2.13%, 12/15/2028 (d)	EUR2,000	2,277
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (a) (b) (c) (e) (f)	4,000	3,971
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (b) (c) (e) (f)	1,580	1,742
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (b) (c) (e) (f)	7,250	7,594
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (c) (e) (f)	2,927	2,788
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (c)	3,040	3,225
TotalEnergies Capital International SA
2.83%, 1/10/2030	4,885	4,665
3.13%, 5/29/2050	800	548
TotalEnergies Capital SA 5.28%, 9/10/2054	870	837
Valeo SE
4.50%, 4/11/2030 (d)	EUR2,300	2,716
5.13%, 5/20/2031 (d)	EUR1,400	1,678
Veolia Environnement SA
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (c) (d) (e) (f)	EUR2,500	2,873
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (c) (d) (e) (f)	EUR2,200	2,716
Viridien 8.50%, 10/15/2030 (a)	EUR890	1,082
		156,807
Germany — 2.0%
Adler Pelzer Holding GmbH 9.50%, 4/1/2027 (a)	EUR368	408
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (c)	2,000	2,049
ASK Chemicals Deutschland Holding GmbH 10.00%, 11/15/2029 (a)	EUR1,080	1,225
Bayer AG (EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (c) (d)	EUR3,600	4,581
Birkenstock Financing SARL 5.25%, 4/30/2029 (d)	EUR4,379	5,152
Cheplapharm Arzneimittel GmbH
7.50%, 5/15/2030 (d)	EUR1,190	1,431
7.13%, 6/15/2031 (a)	EUR1,202	1,423
Commerzbank AG (EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (b) (c) (d) (e) (f)	EUR600	781
CT Investment GmbH
6.38%, 4/15/2030 (a)	EUR905	1,088
6.38%, 4/15/2030 (d)	EUR650	782
CTEC II GmbH 5.25%, 2/15/2030 (d)	EUR760	809

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — continued
Deutsche Bank AG (SOFR + 2.26%), 3.74%, 1/7/2033 (c)	4,391	4,098
Fressnapf Holding SE 5.25%, 10/31/2031 (d)	EUR1,635	1,912
IHO Verwaltungs GmbH
8.75% (Cash), 5/15/2028 (a) (h)	EUR1,215	1,473
8.75% (Cash), 5/15/2028 (d) (h) (i)	EUR1,410	1,709
7.75% (Cash), 11/15/2030 (a) (h)	404	421
7.00% (Cash), 11/15/2031 (a) (h)	EUR1,669	2,084
7.00% (Cash), 11/15/2031 (d) (h)	EUR1,000	1,249
8.00% (Cash), 11/15/2032 (a) (h)	200	208
Nidda Healthcare Holding GmbH
5.63%, 2/21/2030 (d)	EUR2,030	2,416
7.00%, 2/21/2030 (d)	EUR800	963
5.38%, 10/23/2030 (a)	EUR1,355	1,605
Phoenix PIB Dutch Finance BV 4.88%, 7/10/2029 (d)	EUR1,900	2,308
Progroup AG
5.13%, 4/15/2029 (a)	EUR583	689
5.13%, 4/15/2029 (d)	EUR900	1,063
Schaeffler AG
3.38%, 10/12/2028 (d)	EUR2,300	2,664
5.38%, 4/1/2031 (d)	EUR1,700	2,076
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 7/15/2029 (a)	EUR624	747
5.38%, 7/15/2029 (d)	EUR200	239
TK Elevator Midco GmbH 4.38%, 7/15/2027 (d)	EUR1,306	1,517
TUI Cruises GmbH 6.25%, 4/15/2029 (a)	EUR406	491
Volkswagen Group of America Finance LLC 5.80%, 3/27/2035 (a)	425	442
Volkswagen International Finance NV (EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (c) (d) (e) (f)	EUR3,500	4,117
Volkswagen Leasing GmbH
0.50%, 1/12/2029 (d)	EUR4,300	4,651
0.63%, 7/19/2029 (d)	EUR3,100	3,312
Vonovia SE 4.25%, 4/10/2034 (d)	EUR5,800	6,948
ZF Europe Finance BV
2.50%, 10/23/2027 (d)	EUR1,100	1,241
7.00%, 6/12/2030 (d)	EUR1,000	1,209
ZF Finance GmbH
2.25%, 5/3/2028 (d)	EUR1,200	1,310
3.75%, 9/21/2028 (d)	EUR3,000	3,374
		76,265
Greece — 0.0% ^
Intralot Capital Luxembourg SA 6.75%, 10/15/2031 (a)	EUR580	654
Hungary — 0.0% ^
OTP Bank Nyrt. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 7.30%, 7/30/2035 (c) (d)	1,730	1,826
India — 0.2%
Greenko Dutch BV 3.85%, 3/29/2026 (a)	1,888	1,867
Greenko Power II Ltd. 4.30%, 12/13/2028 (a)	4,379	4,166
		6,033

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Indonesia — 0.3%
Indonesia Asahan Aluminium PT
5.45%, 5/15/2030 (a)	2,380	2,454
6.76%, 11/15/2048 (d)	595	647
Pertamina Persero PT 3.65%, 7/30/2029 (a)	3,619	3,520
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 6/30/2030 (a)	2,940	2,758
4.38%, 2/5/2050 (d)	879	708
		10,087
Ireland — 1.7%
AerCap Ireland Capital DAC
2.45%, 10/29/2026	1,108	1,091
6.10%, 1/15/2027	5,715	5,825
5.75%, 6/6/2028	2,752	2,853
AIB Group plc
(EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (c) (d)	EUR7,400	8,991
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	1,040	1,106
Avolon Holdings Funding Ltd.
5.50%, 1/15/2026 (a)	3,740	3,743
2.13%, 2/21/2026 (a)	325	323
6.38%, 5/4/2028 (a)	2,593	2,702
5.75%, 3/1/2029 (a)	12,055	12,476
5.75%, 11/15/2029 (a)	3,479	3,613
5.15%, 1/15/2030 (a)	4,850	4,931
5.38%, 5/30/2030 (a)	545	559
4.90%, 10/10/2030 (a)	5,100	5,133
4.95%, 10/15/2032 (a)	9,015	8,930
eircom Finance DAC
5.75%, 12/15/2029 (d)	EUR1,990	2,402
5.00%, 4/30/2031 (d)	EUR1,480	1,751
		66,429
Italy — 3.0%
Agrifarma SpA 4.50%, 10/31/2028 (d)	EUR3,860	4,504
Dolcetto Holdco SpA
5.63%, 7/14/2032 (a)	EUR921	1,085
5.63%, 7/14/2032 (d)	EUR450	530
Enel Finance International NV
3.50%, 4/6/2028 (a)	3,665	3,614
2.13%, 7/12/2028 (a) (j)	4,745	4,507
2.50%, 7/12/2031 (a) (j)	590	532
5.00%, 6/15/2032 (a)	3,570	3,647
Enel SpA
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (c) (d) (e) (f)	EUR7,000	7,410
(EUR Swap Annual 5 Year + 3.77%), 6.63%, 4/16/2031 (c) (d) (e) (f)	EUR2,500	3,259
Eni SpA 5.95%, 5/15/2054 (a)	850	854
Fibercop SpA
3.63%, 5/25/2026 (d)	EUR4,160	4,842

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
2.38%, 10/12/2027 (d)	EUR990	1,134
1.63%, 1/18/2029	EUR1,145	1,242
7.75%, 1/24/2033	EUR1,920	2,572
Series 2033, 6.38%, 11/15/2033 (a)	464	454
7.20%, 7/18/2036 (a)	550	548
Generali (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (c) (d)	EUR1,200	1,453
Gruppo San Donato SpA 6.50%, 10/31/2031 (a)	EUR931	1,101
Guala Closures SpA 3.25%, 6/15/2028 (d)	EUR1,006	1,142
Infrastrutture Wireless Italiane SpA 1.63%, 10/21/2028 (d)	EUR1,840	2,060
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (c) (d) (e) (f)	EUR2,510	3,029
(EUR Swap Annual 5 Year + 5.56%), 6.38%, 3/30/2028 (b) (c) (d) (e) (f)	EUR1,411	1,707
4.88%, 5/19/2030 (d)	EUR3,000	3,759
6.63%, 6/20/2033 (a)	10,220	11,309
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	5,464	4,660
Lottomatica Group Spa
4.88%, 1/31/2031 (a)	EUR1,060	1,266
4.88%, 1/31/2031 (d)	EUR700	836
Lottomatica Group SpA 5.38%, 6/1/2030 (a)	EUR1,077	1,294
Mundys SpA
1.88%, 7/13/2027 (d)	EUR1,028	1,176
1.88%, 2/12/2028 (d)	EUR1,555	1,762
4.50%, 1/24/2030 (d)	EUR2,200	2,666
Neopharmed Gentili SpA
7.13%, 4/8/2030 (a)	EUR1,397	1,685
7.13%, 4/8/2030 (d)	EUR600	724
Pro-Gest SpA 3.25%, 12/15/2024 (d) (g)	EUR1,700	878
Rekeep SpA 9.00%, 9/15/2029 (a)	EUR651	679
Rossini SARL
6.75%, 12/31/2029 (a)	EUR849	1,036
6.75%, 12/31/2029 (d)	EUR1,600	1,953
TeamSystem SpA 3.50%, 2/15/2028 (d)	EUR353	408
Telecom Italia Capital SA 6.38%, 11/15/2033	78	82
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR800	1,158
Telecom Italia SpA
7.88%, 7/31/2028 (d)	EUR3,690	4,772
1.63%, 1/18/2029 (d)	EUR565	628
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (c) (d) (e) (f)	EUR4,400	5,208
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	2,806	2,774
(EUR Swap Annual 5 Year + 4.61%), 4.45%, 12/3/2027 (b) (c) (d) (e) (f)	EUR1,800	2,092
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (c) (d)	EUR4,986	6,042
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (c)	4,935	4,593
		114,666
Jamaica — 0.0% ^
Digicel International Finance Ltd. 8.63%, 8/1/2032 (a)	2,054	2,097

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Japan — 0.1%
Kioxia Holdings Corp. 6.25%, 7/24/2030 (a)	1,026	1,056
Nissan Motor Co. Ltd. 5.25%, 7/17/2029 (a)	EUR836	992
Rakuten Group, Inc. (EUR Swap Annual 5 Year + 4.74%), 4.25%, 4/22/2027 (c) (d) (e) (f)	EUR1,650	1,839
		3,887
Jersey — 0.1%
Deepocean Ltd.
6.00%, 4/8/2031 (a)	EUR682	804
6.00%, 4/8/2031 (d)	EUR460	543
Waga Bondco Ltd.
8.50%, 6/15/2030 (a)	GBP553	651
8.50%, 6/15/2030 (d)	GBP450	530
		2,528
Kazakhstan — 0.3%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (d)	5,400	5,512
5.75%, 4/19/2047 (d)	5,480	5,203
6.38%, 10/24/2048 (d)	1,824	1,847
		12,562
Luxembourg — 0.6%
Altice Financing SA 3.00%, 1/15/2028 (d)	EUR700	607
Altice France Lux 3 10.00%, 1/15/2033 (a)	753	717
Essendi SA
6.38%, 10/15/2029 (a)	EUR575	699
6.38%, 10/15/2029 (d)	EUR2,020	2,456
5.50%, 11/15/2031 (d)	EUR700	831
GCB Endo 0.00%, 4/1/2029 ‡	2,955	—
Herens Midco SARL 5.25%, 5/15/2029 (d)	EUR1,486	909
INEOS Finance plc
6.63%, 5/15/2028 (d)	EUR800	875
6.38%, 4/15/2029 (a)	EUR1,069	1,143
7.50%, 4/15/2029 (a)	2,535	2,275
Maxam Prill SARL 6.00%, 7/15/2030 (d)	EUR1,600	1,885
Monitchem HoldCo 3 SA
8.75%, 5/1/2028 (a)	EUR460	503
8.75%, 5/1/2028 (d)	EUR570	623
PLT VII Finance SARL 6.00%, 6/15/2031 (a)	EUR3,713	4,470
SES SA
(EURIBOR ICE Swap Rate 5 Year + 3.19%), 2.88%, 5/27/2026 (c) (d) (e) (f)	EUR2,680	3,065
(EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (c) (d)	EUR1,800	2,030
		23,088
Macau — 0.0% ^
Wynn Macau Ltd. 5.63%, 8/26/2028 (d)	1,858	1,844
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (a)	6,007	4,181

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mexico — 1.3%
Alpek SAB de CV 3.25%, 2/25/2031 (d)	2,110	1,754
America Movil SAB de CV 2.88%, 5/7/2030	2,500	2,354
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a) (b) (c)	4,300	4,202
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (a) (c) (e) (f)	5,558	5,536
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	5,381	5,634
Orbia Advance Corp. SAB de CV 6.80%, 5/13/2030 (d)	1,744	1,729
Petroleos Mexicanos
8.75%, 6/2/2029	2,719	2,909
5.95%, 1/28/2031	3,895	3,755
6.70%, 2/16/2032	2,810	2,784
10.00%, 2/7/2033	2,165	2,499
6.63%, 6/15/2035	793	748
7.69%, 1/23/2050	8,440	7,526
Saavi Energia SARL 8.88%, 2/10/2035 (a)	3,887	4,161
Southern Copper Corp. 5.88%, 4/23/2045	3,070	3,166
		48,757
Morocco — 0.1%
OCP SA
6.10%, 4/30/2030 (a)	2,985	3,111
6.88%, 4/25/2044 (d)	2,280	2,371
		5,482
Netherlands — 1.0%
BE Semiconductor Industries NV 4.50%, 7/15/2031 (d)	EUR340	408
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (c) (d) (e) (f)	EUR8,200	9,557
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	5,350	5,318
Flora Food Management BV 6.88%, 7/2/2029 (a)	EUR1,500	1,718
ING Groep NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (b) (c) (e) (f)	5,752	5,767
Q-Park Holding I BV
5.13%, 3/1/2029 (a)	EUR1,398	1,667
5.13%, 3/1/2029 (d)	EUR1,820	2,170
Sunrise HoldCo IV BV 3.88%, 6/15/2029 (d)	EUR2,370	2,725
Trivium Packaging Finance BV 6.63%, 7/15/2030 (a)	EUR593	721
VZ Vendor Financing II BV 2.88%, 1/15/2029 (d)	EUR2,830	3,088
Ziggo Bond Co. BV 3.38%, 2/28/2030 (d)	EUR4,434	4,587
Ziggo BV 2.88%, 1/15/2030 (d)	EUR265	291
		38,017
Norway — 0.0% ^
Aker BP ASA 6.00%, 6/13/2033 (a)	292	307
Peru — 0.0% ^
Peru LNG Srl, 5.38%, 3/22/2030 (d)	1,945	1,876
Portugal — 0.3%
EDP SA
(EURIBOR ICE Swap Rate 5 Year + 2.40%), 4.63%, 9/16/2054 (c) (d)	EUR3,000	3,569

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Portugal — continued
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (c) (d)	EUR3,900	4,436
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (c) (d)	EUR3,500	4,304
		12,309
Saudi Arabia — 0.3%
Gaci First Investment Co.
4.88%, 2/14/2035 (d)	5,420	5,422
5.38%, 1/29/2054 (d)	6,015	5,693
		11,115
South Africa — 0.2%
Anglo American Capital plc 5.50%, 5/2/2033 (a)	7,480	7,768
Spain — 1.6%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (c) (d) (e) (f)	EUR1,200	1,378
(EURIBOR ICE Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (c) (d) (e) (f)	EUR800	957
(EURIBOR ICE Swap Rate 5 Year + 2.35%), 4.75%, 11/23/2030 (c) (d) (e) (f)	EUR1,300	1,541
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (b) (c) (e) (f)	6,800	7,565
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (b) (c) (e) (f)	3,000	3,339
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (b) (c) (d) (e) (f)	EUR2,600	3,251
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (b) (c) (e) (f)	3,200	3,863
CaixaBank SA
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (b) (c) (d) (e) (f)	EUR3,400	4,078
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (c)	3,945	4,432
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (c)	2,200	2,283
Cirsa Finance International SARL
6.50%, 3/15/2029 (a)	EUR524	632
4.88%, 10/15/2031 (a)	EUR1,418	1,682
eDreams ODIGEO SA 4.88%, 12/30/2030 (a)	EUR1,201	1,314
Grifols SA
2.25%, 11/15/2027 (d)	EUR781	898
3.88%, 10/15/2028 (d)	EUR1,367	1,565
4.75%, 10/15/2028 (a)	440	430
Grupo Antolin Irausa SA
3.50%, 4/30/2028 (d)	EUR1,055	847
10.38%, 1/30/2030 (a)	EUR725	593
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (d)	EUR1,924	2,261
Lorca Telecom Bondco SA
4.00%, 9/18/2027 (d)	EUR3,202	3,721
5.75%, 4/30/2029 (d)	EUR1,000	1,206
Telefonica Emisiones SA 4.67%, 3/6/2038	1,950	1,797
Telefonica Europe BV
(EUR Swap Annual 6 Year + 4.32%), 7.13%, 8/23/2028 (c) (d) (e) (f)	EUR2,000	2,513
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (c) (d) (e) (f)	EUR5,100	6,312
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (c) (d) (e) (f)	EUR2,800	3,600
		62,058

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Sweden — 0.4%
Asmodee Group AB
5.75%, 12/15/2029 (a)	EUR293	358
5.75%, 12/15/2029 (d)	EUR971	1,183
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (e) (f)	8,200	7,777
Verisure Holding AB 5.50%, 5/15/2030 (a)	EUR1,309	1,574
Verisure Midholding AB 5.25%, 2/15/2029 (d)	EUR3,903	4,540
		15,432
Switzerland — 0.7%
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	200	202
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	3,558	3,569
4.28%, 1/9/2028 (a)	6,530	6,540
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (e) (f)	3,035	3,326
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (c)	1,585	1,575
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (c)	1,853	1,840
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (c)	5,132	4,784
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (e) (f)	2,746	3,217
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a)	515	533
		25,586
Trinidad And Tobago — 0.1%
Trinidad Generation UnLtd 7.75%, 6/16/2033 (a)	2,136	2,200
United Arab Emirates — 0.1%
DP World Crescent Ltd. 4.85%, 9/26/2028 (d)	2,490	2,515
United Kingdom — 3.7%
888 Acquisitions Ltd. 8.00%, 9/30/2031 (a)	EUR867	844
Amber Finco plc
6.63%, 7/15/2029 (a)	EUR777	946
6.63%, 7/15/2029 (d)	EUR1,300	1,583
Barclays plc
4.84%, 5/9/2028	710	715
(SOFR + 2.22%), 6.49%, 9/13/2029 (c)	3,300	3,493
(3-MONTH SOFR + 3.05%), 5.09%, 6/20/2030 (c)	305	311
BAT Capital Corp. 7.08%, 8/2/2043	9,535	10,797
BCP V Modular Services Finance II plc 6.50%, 7/10/2031 (a)	EUR1,594	1,727
Bellis Acquisition Co. plc 8.00%, 7/1/2031 (a)	EUR1,037	1,172
Boots Group Finco LP
5.38%, 8/31/2032 (a)	EUR434	517
5.38%, 8/31/2032 (d)	EUR330	393
Cadent Finance plc 0.63%, 3/19/2030 (d)	EUR6,500	6,812
ContourGlobal Power Holdings SA 3.13%, 1/1/2028 (d)	EUR1,412	1,628
EC Finance plc 3.25%, 10/15/2026 (d) (j)	EUR2,809	3,142
Heathrow Funding Ltd.
1.13%, 10/8/2030 (d)	EUR10,300	10,858
5.88%, 5/13/2041 (d)	GBP1,900	2,481

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
HSBC Holdings plc
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	4,135	4,202
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	8,500	8,185
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	1,981	1,961
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (b) (c) (e) (f)	6,075	5,763
Iceland Bondco plc
10.88%, 12/15/2027 (d)	GBP123	172
10.88%, 12/15/2027 (a)	GBP517	724
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (a)	EUR1,033	1,052
8.50%, 3/15/2029 (d)	EUR280	285
6.75%, 4/15/2030 (a)	EUR1,305	1,237
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (d)	EUR1,263	1,403
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (c)	3,670	3,714
Mobico Group plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.14%), 4.25%, 12/8/2025 (c) (d) (e) (f)	GBP619	434
National Grid plc
0.25%, 9/1/2028 (d)	EUR3,600	3,915
0.55%, 9/18/2029 (d)	EUR6,800	7,229
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (e) (f)	2,257	2,258
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (c)	4,800	4,920
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (b) (c) (e) (f)	1,460	1,634
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (c) (d)	EUR2,534	2,893
Nomad Foods Bondco plc 2.50%, 6/24/2028 (d)	EUR1,860	2,110
OEG Finance plc
7.25%, 9/27/2029 (a)	EUR669	811
7.25%, 9/27/2029 (d)	EUR800	969
Pinnacle Bidco plc
8.25%, 10/11/2028 (d)	EUR290	352
8.25%, 10/11/2028 (a)	EUR1,084	1,316
Punch Finance plc 7.88%, 12/30/2030 (a)	GBP1,073	1,445
RAC Bond Co. plc 5.25%, 11/4/2027 (d)	GBP2,398	3,149
Santander UK Group Holdings plc
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	5,200	5,127
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	7,950	8,316
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	2,000	2,134
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (c)	1,007	1,018
Synthomer plc 7.38%, 5/2/2029 (d)	EUR1,600	1,615
Virgin Media Finance plc 3.75%, 7/15/2030 (d)	EUR1,325	1,436
Virgin Media Vendor Financing Notes III DAC 4.88%, 7/15/2028 (d)	GBP849	1,090
Vmed O2 UK Financing I plc
3.25%, 1/31/2031 (d)	EUR1,700	1,891
5.63%, 4/15/2032 (d)	EUR800	940

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
Vodafone Group plc
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (c) (d)	EUR3,570	3,988
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (c) (d)	EUR4,050	5,106
		142,213
United States — 32.2%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	1,645	1,701
AbbVie, Inc.
5.05%, 3/15/2034	1,525	1,582
4.70%, 5/14/2045	862	794
4.25%, 11/21/2049	14,597	12,323
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	430	426
5.00%, 4/15/2029 (a)	870	845
Accenture Capital, Inc. 4.25%, 10/4/2031	1,220	1,223
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,791	1,624
Acushnet Co. 5.63%, 12/1/2033 (a)	109	110
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	835	857
8.25%, 4/15/2031 (a)	1,360	1,429
7.50%, 2/15/2033 (a)	555	575
ADT Security Corp. (The) 4.13%, 8/1/2029 (a)	1,725	1,678
AES Corp. (The) 3.95%, 7/15/2030 (a)	1,568	1,529
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	1,115	1,119
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	605	605
4.88%, 2/15/2030 (a)	425	422
5.50%, 3/31/2031 (a)	166	168
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	500	491
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	277	277
5.88%, 6/1/2029 (a)	3,545	3,598
5.88%, 12/1/2033 (a)	196	198
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	302	311
6.38%, 9/15/2032 (a)	349	363
Ameren Corp. 3.50%, 1/15/2031	850	817
American Airlines, Inc. 5.50%, 4/20/2026 (a)	326	326
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (c) (e) (f)	1,388	1,363
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	1,530	1,624
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR200	217
AmeriGas Partners LP 9.50%, 6/1/2030 (a)	365	387
Amgen, Inc.
4.88%, 3/1/2053	956	860
5.75%, 3/2/2063	999	1,001
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	1,147	1,168

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	1,015	1,016
5.38%, 6/15/2029 (a)	415	416
5.75%, 10/15/2033 (a)	360	362
Antero Resources Corp. 7.63%, 2/1/2029 (a)	913	928
Anywhere Real Estate Group LLC
5.25%, 4/15/2030 (a)	965	899
9.75%, 4/15/2030 (a)	496	539
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	410	398
4.75%, 10/15/2029 (a)	498	489
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	600	591
6.13%, 12/1/2028 (a)	1,215	1,189
Archrock Partners LP 6.63%, 9/1/2032 (a)	402	414
Ardagh Group SA
9.50%, 12/1/2030 (a)	1,951	2,103
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (h) (i)	935	843
12.00% (Blend (Cash 4.50% + PIK 7.50%)), 12/1/2030 (d) (h) (i)	EUR4,115	4,393
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	1,236	1,212
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	310	317
AT&T, Inc.
4.90%, 11/1/2035	4,240	4,226
3.50%, 9/15/2053	3,980	2,738
3.55%, 9/15/2055	410	281
6.05%, 8/15/2056	3,665	3,780
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	2,305	2,289
ATI, Inc. 4.88%, 10/1/2029	885	883
Avantor Funding, Inc.
3.88%, 7/15/2028 (d)	EUR1,135	1,313
4.63%, 7/15/2028 (a)	1,156	1,145
Avient Corp. 7.13%, 8/1/2030 (a)	190	196
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	230	230
5.38%, 3/1/2029 (a)	3,070	2,976
8.25%, 1/15/2030 (a)	546	562
8.00%, 2/15/2031 (a)	150	153
Avis Budget Finance plc 7.25%, 7/31/2030 (a)	EUR1,765	2,114
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	470	470
Ball Corp.
1.50%, 3/15/2027	EUR750	859
4.25%, 7/1/2032	EUR2,239	2,667
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	1,910	1,912
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	4,060	4,051
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	5,405	5,321
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	5,000	4,911

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	5,085	5,215
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	1,875	1,788
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	2,035	2,127
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (c) (e) (f)	1,616	1,676
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (c) (e) (f)	3,525	3,564
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (c)	9,282	8,859
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	6,260	5,644
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	3,490	3,130
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	517	469
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	5,675	5,849
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (c)	4,603	4,352
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,965	1,478
Bath & Body Works, Inc. 7.50%, 6/15/2029	196	199
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	298	297
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a)	2,160	1,955
5.25%, 1/30/2030 (a)	2,354	1,730
Beach Acquisition Bidco LLC 5.25%, 7/15/2032 (a)	EUR972	1,155
Belden, Inc. 3.38%, 7/15/2027 (d)	EUR3,600	4,169
Berry Global, Inc. 5.80%, 6/15/2031	5,935	6,284
Big River Steel LLC 6.63%, 1/31/2029 (a)	400	401
Block, Inc.
5.63%, 8/15/2030 (a)	247	252
6.50%, 5/15/2032	522	546
6.00%, 8/15/2033 (a)	197	202
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	400	401
Boeing Co. (The)
5.71%, 5/1/2040	1,080	1,110
3.95%, 8/1/2059	3,333	2,404
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,590	1,565
BP Capital Markets plc
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (c) (d) (e) (f)	EUR7,100	8,245
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (c) (d) (e) (f)	EUR800	927
Brightstar Lottery plc 2.38%, 4/15/2028 (d)	EUR932	1,068
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	4,370	4,586
5.55%, 2/22/2054	4,290	4,334
Broadcom, Inc.
4.55%, 2/15/2032	1,240	1,255
3.14%, 11/15/2035 (a)	4,887	4,280
Buckeye Partners LP
4.13%, 12/1/2027	435	430
4.50%, 3/1/2028 (a)	140	139
6.75%, 2/1/2030 (a)	1,060	1,110
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	1,317	1,252
6.38%, 3/1/2034 (a)	375	390

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.75%, 5/15/2035 (a)	303	320
Caesars Entertainment, Inc. 6.50%, 2/15/2032 (a)	541	550
Carnival Corp.
5.75%, 1/15/2030 (d)	EUR2,100	2,627
5.75%, 8/1/2032 (a)	1,341	1,375
6.13%, 2/15/2033 (a)	1,040	1,071
Carnival plc 4.13%, 7/15/2031 (a)	EUR1,598	1,877
CCO Holdings LLC
5.13%, 5/1/2027 (a)	6,110	6,101
5.00%, 2/1/2028 (a)	3,665	3,634
5.38%, 6/1/2029 (a)	3,848	3,811
4.75%, 3/1/2030 (a)	7,188	6,846
4.50%, 8/15/2030 (a)	3,210	3,004
4.25%, 2/1/2031 (a)	4,492	4,138
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	767	519
Celanese US Holdings LLC
5.59%, 1/19/2029 (j)	EUR300	362
5.00%, 4/15/2031	EUR500	568
Cencora, Inc. 2.70%, 3/15/2031	5,053	4,675
Central Garden & Pet Co. 4.13%, 10/15/2030	3,050	2,923
CF Industries, Inc. 4.95%, 6/1/2043	3,016	2,736
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	700	729
Charter Communications Operating LLC
2.25%, 1/15/2029	1,280	1,190
5.85%, 12/1/2035	9,480	9,502
3.50%, 6/1/2041	3,375	2,408
5.38%, 5/1/2047	2,844	2,386
4.80%, 3/1/2050	1,725	1,326
3.70%, 4/1/2051	4,637	2,984
3.90%, 6/1/2052	4,238	2,782
5.25%, 4/1/2053	1,155	936
Chemours Co. (The)
5.75%, 11/15/2028 (a)	1,230	1,194
8.00%, 1/15/2033 (a)	900	876
Cheniere Energy Partners LP
4.50%, 10/1/2029	6,060	6,058
5.95%, 6/30/2033	4,670	4,963
5.75%, 8/15/2034	8,125	8,508
5.55%, 10/30/2035 (a)	3,150	3,241
Chord Energy Corp.
6.00%, 10/1/2030 (a)	291	293
6.75%, 3/15/2033 (a)	448	462
Ciena Corp. 4.00%, 1/31/2030 (a)	1,420	1,369
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	660	658
7.00%, 8/1/2032 (a)	214	223
Cipher Compute LLC 7.13%, 11/15/2030 (a)	365	371

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (c) (e) (f)	2,321	2,318
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (e) (f)	6,687	6,661
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	5,465	5,438
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	3,415	3,406
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (e) (f)	5,130	5,258
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	2,080	2,140
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (e) (f)	2,330	2,348
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (c) (e) (f)	1,795	1,837
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	5,530	5,580
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	9,400	8,720
(SOFR + 1.17%), 4.50%, 9/11/2031 (c)	2,356	2,373
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	375	337
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	465	509
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	3,345	3,498
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	12,775	13,183
(EURIBOR 3 Month + 1.61%), 4.30%, 7/23/2036 (c)	EUR1,664	1,967
(SOFR + 1.49%), 5.17%, 9/11/2036 (c)	786	802
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	1,025	1,057
8.75%, 7/1/2031 (a)	995	1,036
9.63%, 6/15/2033 (a)	264	285
Clarios Global LP
6.75%, 2/15/2030 (a)	720	748
6.75%, 9/15/2032 (a)	1,469	1,511
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	250	236
Clean Harbors, Inc. 5.75%, 10/15/2033 (a)	470	480
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	2,040	2,041
7.50%, 6/1/2029 (a)	1,300	1,286
7.13%, 2/15/2031 (a)	1,784	1,857
7.50%, 3/15/2033 (a)	1,693	1,779
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	1,753	1,713
6.88%, 11/1/2029 (a)	340	350
7.50%, 9/15/2031 (a)	335	350
7.00%, 3/15/2032 (a)	251	257
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	1,362	1,374
Coherent Corp. 5.00%, 12/15/2029 (a)	5,309	5,261
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,430	1,352
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	8,155	8,658
6.04%, 11/15/2033 (a)	1,790	1,922
Comcast Corp.
2.80%, 1/15/2051	6,899	4,121
5.35%, 5/15/2053	4,000	3,687
2.99%, 11/1/2063	3,052	1,703

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Commercial Metals Co. 5.75%, 11/15/2033 (a)	349	357
CommScope LLC 4.75%, 9/1/2029 (a)	1,433	1,431
Community Health Systems, Inc.
6.13%, 4/1/2030 (a)	765	636
5.25%, 5/15/2030 (a)	1,095	1,034
4.75%, 2/15/2031 (a)	2,275	2,035
10.88%, 1/15/2032 (a)	820	886
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,382	2,389
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	950	830
Constellation Energy Generation LLC 5.60%, 6/15/2042	1,024	1,037
Constellium SE
5.63%, 6/15/2028 (a)	930	931
5.38%, 8/15/2032 (d)	EUR670	808
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (h)	2,452	2,570
5.63% (Cash), 5/15/2027 (a) (h)	2,652	2,603
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.38%, 9/15/2054 (c)	592	597
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	744	686
9.00%, 2/1/2031 (a)	191	173
Coterra Energy, Inc. 5.40%, 2/15/2035	12,724	12,980
Coty, Inc. 4.75%, 1/15/2029 (a)	420	414
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	800	827
7.63%, 4/1/2032 (a)	475	463
7.38%, 1/15/2033 (a)	645	611
8.38%, 1/15/2034 (a)	1,132	1,116
Crown European Holdings SACA
5.00%, 5/15/2028 (d)	EUR2,100	2,555
4.50%, 1/15/2030 (a)	EUR731	882
3.75%, 9/30/2031 (a)	EUR980	1,140
CSC Holdings LLC
5.38%, 2/1/2028 (a)	1,435	1,040
6.50%, 2/1/2029 (a)	1,780	1,118
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,975	2,886
3.75%, 2/15/2031 (a)	648	601
6.88%, 9/1/2032 (a)	396	412
DCP Midstream Operating LP 6.75%, 9/15/2037 (a)	535	585
Diamondback Energy, Inc.
3.13%, 3/24/2031	3,145	2,940
5.75%, 4/18/2054	4,200	4,049
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	1,911	2,029
DISH DBS Corp.
7.75%, 7/1/2026	1,286	1,259
5.25%, 12/1/2026 (a)	2,995	2,926
5.75%, 12/1/2028 (a)	755	730

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
DISH Network Corp. 11.75%, 11/15/2027 (a)	5,473	5,715
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	470	512
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	730	761
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	4,056	4,198
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (c)	4,190	4,239
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	1,340	1,128
Duke Energy Indiana LLC 5.40%, 4/1/2053	375	365
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	405	423
5.65%, 4/1/2053	149	150
Duke Energy Progress LLC
3.40%, 4/1/2032	1,410	1,339
5.55%, 3/15/2055	99	99
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	1,920	1,715
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	840	829
EchoStar Corp. 6.75% (PIK), 11/30/2030 (h)	700	727
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	2,281	2,276
4.13%, 4/1/2029 (a)	1,469	1,384
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (c)	2,235	2,308
Elastic NV 4.13%, 7/15/2029 (a)	930	897
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,325	1,296
EMRLD Borrower LP
6.38%, 12/15/2030 (d)	EUR1,700	2,056
6.38%, 12/15/2030 (a)	EUR1,597	1,932
6.63%, 12/15/2030 (a)	1,795	1,860
6.75%, 7/15/2031 (a)	277	290
Encompass Health Corp.
4.50%, 2/1/2028	42	42
4.75%, 2/1/2030	300	299
4.63%, 4/1/2031	1,590	1,568
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	223	232
Energizer Gamma Acquisition BV 3.50%, 6/30/2029 (d)	EUR974	1,088
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	2,192	2,165
4.38%, 3/31/2029 (a)	1,875	1,784
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (c)	4,170	4,446
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (c)	5,125	5,053
Entegris, Inc.
4.38%, 4/15/2028 (a)	200	198
5.95%, 6/15/2030 (a)	3,500	3,583
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	3,040	3,197
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (c)	2,229	2,226
Entergy Louisiana LLC 5.15%, 9/15/2034	280	288

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Entergy Mississippi LLC 5.80%, 4/15/2055	335	345
Entergy Texas, Inc. 1.75%, 3/15/2031	1,355	1,196
EQT Corp. 4.50%, 1/15/2029	1,208	1,209
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	1,040	1,062
8.63%, 5/15/2032 (a)	890	915
8.00%, 3/15/2033 (a)	313	319
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (g)	247	— (k)
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (c)	3,209	3,212
Expand Energy Corp.
6.75%, 4/15/2029 (a)	1,985	1,999
5.38%, 3/15/2030	5,915	5,998
5.70%, 1/15/2035	1,335	1,386
Exxon Mobil Corp. 3.00%, 8/16/2039	3,735	3,027
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	384	395
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,795	2,757
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	535	522
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	4,375	4,225
4.55%, 4/1/2049 (a)	2,223	1,929
Ford Motor Credit Co. LLC
6.95%, 6/10/2026	615	621
4.95%, 5/28/2027	2,550	2,556
2.90%, 2/10/2029	6,075	5,682
Foundry JV Holdco LLC
5.50%, 1/25/2031 (a)	1,705	1,773
6.25%, 1/25/2035 (a)	1,915	2,050
Freeport-McMoRan, Inc. 4.13%, 3/1/2028	367	366
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	2,430	2,433
5.00%, 5/1/2028 (a)	785	788
GCI LLC 4.75%, 10/15/2028 (a)	2,310	2,239
General Electric Co. 4.13%, 9/19/2035 (d)	EUR493	598
General Motors Co. 5.15%, 4/1/2038	1,600	1,553
General Motors Financial Co., Inc.
2.35%, 1/8/2031	2,300	2,065
5.60%, 6/18/2031	1,636	1,707
5.45%, 9/6/2034	6,980	7,115
5.90%, 1/7/2035	4,755	4,976
Genesis Energy LP
7.75%, 2/1/2028	544	548
8.25%, 1/15/2029	235	245
8.00%, 5/15/2033	210	217
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	2,110	2,069
4.75%, 6/15/2029 (a)	875	874
4.38%, 8/15/2029 (a)	400	394

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	345	346
7.50%, 4/15/2032 (a)	700	736
Global Medical Response, Inc. 7.38%, 10/1/2032 (a)	376	396
Global Payments, Inc. 5.55%, 11/15/2035	2,620	2,618
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	790	790
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (c) (e) (f)	3,709	3,678
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	3,770	3,742
(SOFR + 1.51%), 4.39%, 6/15/2027 (c)	4,905	4,908
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	3,790	3,716
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	4,540	4,458
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (c) (e) (f)	5,020	5,299
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (c) (e) (f)	1,328	1,377
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	1,000	1,016
(SOFR + 1.08%), 5.21%, 1/28/2031 (c)	2,090	2,165
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	2,165	2,243
(SOFR + 1.06%), 4.37%, 10/21/2031 (c)	2,905	2,908
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,730	1,582
(SOFR + 1.26%), 2.65%, 10/21/2032 (c)	11,190	10,140
(SOFR + 1.33%), 4.94%, 10/21/2036 (c)	1,114	1,118
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	2,665	2,422
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	2,228	2,165
6.63%, 7/15/2030	242	246
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	900	898
Graphic Packaging International LLC
3.50%, 3/15/2028 (a)	573	554
2.63%, 2/1/2029 (d)	EUR970	1,089
Gray Media, Inc.
10.50%, 7/15/2029 (a)	1,345	1,450
4.75%, 10/15/2030 (a)	1,525	1,177
7.25%, 8/15/2033 (a)	657	658
Griffon Corp. 5.75%, 3/1/2028	3,780	3,785
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	272	279
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	577	596
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	500	527
HCA, Inc.
4.50%, 2/15/2027	1,840	1,844
5.20%, 6/1/2028	1,740	1,784
5.63%, 9/1/2028	1,147	1,185
2.38%, 7/15/2031	4,335	3,888
4.60%, 11/15/2032	1,778	1,777
5.75%, 3/1/2035	4,670	4,931
4.90%, 11/15/2035	1,097	1,093
5.50%, 6/15/2047	181	174
5.25%, 6/15/2049	3,010	2,774

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.50%, 7/15/2051	1,470	1,022
5.95%, 9/15/2054	4,603	4,634
6.20%, 3/1/2055	77	80
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	4,042	4,174
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	3,465	3,465
7.00%, 6/15/2030 (a)	369	387
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	1,706	1,662
12.63%, 7/15/2029 (a)	762	761
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (g)	1,600	84
7.13%, 8/1/2026 ‡ (d) (g)	265	45
6.00%, 1/15/2028 ‡ (g)	685	110
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	200	203
5.13%, 6/15/2028 (a)	415	415
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	1,205	1,184
Hilton Domestic Operating Co., Inc.
5.88%, 3/15/2033 (a)	628	648
5.75%, 9/15/2033 (a)	825	846
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	455	455
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	258	225
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	204	215
Hyundai Capital America
3.50%, 11/2/2026 (a)	8,025	7,975
3.50%, 11/2/2026 (d)	2,600	2,584
5.40%, 1/8/2031 (a)	3,460	3,572
ICITII 6.00%, 1/31/2033 ‡ (a)	381	179
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	1,943	1,797
10.88%, 5/1/2030 (a)	2,182	1,796
7.75%, 8/15/2030 (a)	1,753	1,497
ILFC E-Capital Trust I 6.27%, 12/21/2065 (a) (i)	500	420
ILFC E-Capital Trust II 6.52%, 12/21/2065 (a) (i)	535	454
Imola Merger Corp. 4.75%, 5/15/2029 (a)	2,780	2,746
Interface, Inc. 5.50%, 12/1/2028 (a)	1,000	999
ION Platform Finance US, Inc. 7.88%, 9/30/2032 (a)	604	576
IQVIA, Inc.
1.75%, 3/15/2026 (d)	EUR946	1,095
2.25%, 1/15/2028 (d)	EUR1,120	1,278
2.88%, 6/15/2028 (d)	EUR3,359	3,867
2.25%, 3/15/2029 (d)	EUR1,090	1,229
6.25%, 6/1/2032 (a)	1,163	1,216
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (a)	597	595
5.00%, 7/15/2028 (a)	1,100	1,094

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.88%, 9/15/2029 (a)	845	835
ITC Holdings Corp., 2.95%, 5/14/2030 (a)	7,371	6,964
Jazz Securities DAC 4.38%, 1/15/2029 (a)	915	903
JBS USA Holding Lux SARL
6.75%, 3/15/2034	4,761	5,284
5.50%, 1/15/2036 (a)	6,610	6,766
4.38%, 2/2/2052	1,177	928
7.25%, 11/15/2053	2,820	3,210
JBS USA LUX SARL 5.95%, 4/20/2035 (a)	1,804	1,907
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	870	747
7.00%, 9/1/2032 (a)	395	269
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	2,715	2,449
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	1,391	1,374
JH North America Holdings, Inc.
5.88%, 1/31/2031 (a)	252	255
6.13%, 7/31/2032 (a)	377	386
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (c)	3,274	3,572
Kinder Morgan, Inc. 5.20%, 6/1/2033	3,440	3,552
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	550	554
Kodiak Gas Services LLC 6.50%, 10/1/2033 (a)	179	183
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	270	262
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	1,291	1,315
7.00%, 3/31/2034 (a)	671	688
Lithia Motors, Inc. 5.50%, 10/1/2030 (a)	220	221
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	395	399
4.75%, 10/15/2027 (a)	2,500	2,496
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	1,515	1,498
4.13%, 4/15/2030 (a)	1,011	1,002
M&T Bank Corp.
(SOFR + 2.26%), 6.08%, 3/13/2032 (c)	1,408	1,498
(SOFR + 1.61%), 5.39%, 1/16/2036 (c)	1,816	1,852
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,630	1,599
5.88%, 6/30/2029 (a)	1,475	1,459
Marriott International, Inc. 5.35%, 3/15/2035	1,750	1,812
Mars, Inc. 5.20%, 3/1/2035 (a)	4,065	4,206
Marvell Technology, Inc.
2.95%, 4/15/2031	2,350	2,181
5.45%, 7/15/2035	1,205	1,245
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	2,396	2,472
Matador Resources Co. 6.25%, 4/15/2033 (a)	1,342	1,340
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2030 (a)	2,490	2,401

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
9.25%, 4/15/2030 (a)	485	456
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	790	791
Medline Borrower LP
3.88%, 4/1/2029 (a)	440	427
6.25%, 4/1/2029 (a)	845	874
5.25%, 10/1/2029 (a)	1,570	1,574
Meta Platforms, Inc.
4.60%, 11/15/2032	1,510	1,533
4.88%, 11/15/2035	2,628	2,657
5.50%, 11/15/2045	2,440	2,441
4.45%, 8/15/2052	3,701	3,117
5.40%, 8/15/2054	2,075	2,013
MetLife, Inc.
6.40%, 12/15/2036	435	457
9.25%, 4/8/2038 (a)	3,935	4,707
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (a)	2,100	2,050
MGM Resorts International
5.50%, 4/15/2027	15	15
6.13%, 9/15/2029	581	594
6.50%, 4/15/2032	1,000	1,026
Micron Technology, Inc. 6.05%, 11/1/2035	320	343
Midcontinent Communications 8.00%, 8/15/2032 (a)	518	522
Millrose Properties, Inc., REIT 6.38%, 8/1/2030 (a)	603	615
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	680	642
Molina Healthcare, Inc. 3.88%, 11/15/2030 (a)	800	739
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	11,955	11,824
(SOFR + 1.61%), 4.21%, 4/20/2028 (c)	967	968
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	3,015	3,079
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	965	988
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	7,680	7,937
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	2,520	2,557
(SOFR + 1.11%), 5.23%, 1/15/2031 (c)	4,235	4,380
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	11,330	10,645
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	882	777
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	535	482
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	3,570	3,708
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	5,235	4,609
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (c)	2,192	2,199
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	4,386	4,636
3.97%, 7/22/2038 (i)	3,985	3,624
MPT Operating Partnership LP, REIT 8.50%, 2/15/2032 (a)	413	436
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	378	373
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,207	1,305
NCR Voyix Corp. 5.00%, 10/1/2028 (a)	815	809
Netflix, Inc. 5.38%, 11/15/2029 (a)	9,956	10,435

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
New Albertsons LP
7.45%, 8/1/2029	197	210
8.00%, 5/1/2031	480	522
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	490	510
6.63%, 9/15/2029	455	448
6.38%, 5/15/2030	285	274
6.63%, 5/15/2032	1,595	1,502
7.50%, 4/1/2046 (j)	300	247
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,612	1,613
4.75%, 11/1/2028 (a)	1,160	1,150
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	1,700	1,824
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (c)	1,775	1,845
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (c)	705	732
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (c)	550	582
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	1,085	1,116
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (c)	1,808	1,884
NNN REIT, Inc., REIT 5.50%, 6/15/2034	930	970
Noble Finance II LLC 8.00%, 4/15/2030 (a)	423	439
Novelis Corp.
4.75%, 1/30/2030 (a)	615	591
6.88%, 1/30/2030 (a)	157	163
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (d)	EUR1,368	1,547
NRG Energy, Inc.
5.75%, 1/15/2028	200	201
5.25%, 6/15/2029 (a)	1,420	1,426
3.63%, 2/15/2031 (a)	865	810
5.41%, 10/15/2035 (a)	1,641	1,643
NuStar Logistics LP 5.63%, 4/28/2027	1,000	1,010
OI European Group BV
6.25%, 5/15/2028 (d)	EUR100	119
6.25%, 5/15/2028 (a)	EUR989	1,181
5.25%, 6/1/2029 (a)	EUR1,043	1,245
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,301	2,243
OneMain Finance Corp.
3.88%, 9/15/2028	2,150	2,087
4.00%, 9/15/2030	700	657
Oracle Corp.
3.60%, 4/1/2050	2,749	1,818
5.38%, 9/27/2054	3,149	2,690
6.00%, 8/3/2055	409	380
Organon & Co.
2.88%, 4/30/2028 (d)	EUR1,576	1,760
4.13%, 4/30/2028 (a)	2,880	2,807
5.13%, 4/30/2031 (a)	500	419

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	545	544
4.63%, 3/15/2030 (a)	383	373
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	500	354
6.63%, 4/1/2030 (a)	1,020	654
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,130	1,132
Pacific Gas and Electric Co.
4.65%, 8/1/2028	4,230	4,253
6.15%, 1/15/2033	2,570	2,740
6.40%, 6/15/2033	5,220	5,665
6.00%, 8/15/2035	1,352	1,428
3.75%, 8/15/2042 (j)	1,530	1,173
4.60%, 6/15/2043	2,692	2,287
4.75%, 2/15/2044	294	253
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (g)	248	— (k)
Paysafe Finance plc 3.00%, 6/15/2029 (d)	EUR860	923
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	824	824
4.25%, 8/1/2029 (a)	895	879
6.13%, 9/15/2032 (a)	261	269
Permian Resources Operating LLC
7.00%, 1/15/2032 (a)	2,020	2,103
6.25%, 2/1/2033 (a)	458	469
Perrigo Finance Unlimited Co.
5.38%, 9/30/2032	EUR630	737
6.13%, 9/30/2032	330	322
PetSmart LLC 7.50%, 9/15/2032 (a)	1,137	1,146
PG&E Corp.
5.00%, 7/1/2028	1,363	1,353
5.25%, 7/1/2030	410	406
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	5,273	5,452
Philip Morris International, Inc. 5.63%, 11/17/2029	3,000	3,161
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	853	600
Pike Corp. 5.50%, 9/1/2028 (a)	827	825
PNC Financial Services Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (c) (e) (f)	3,486	3,582
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	1,975	2,015
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	1,055	1,117
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	500	518
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,409	1,409
4.63%, 4/15/2030 (a)	1,000	974
PPL Capital Funding, Inc. 5.25%, 9/1/2034	330	340
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	560	579
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,270	1,269

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	166	166
3.38%, 8/31/2027 (a)	40	39
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	586	589
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (c)	2,395	2,523
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	2,695	2,386
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	198	203
6.25%, 8/15/2033 (a)	727	753
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	1,527	1,586
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	920	961
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	1,213	1,260
Range Resources Corp.
8.25%, 1/15/2029	340	347
4.75%, 2/15/2030 (a)	575	567
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	506	520
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	2,489	2,483
4.50%, 2/15/2029 (a)	755	745
6.50%, 6/15/2033 (a)	196	204
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,809	1,925
Rite Aid Corp.
7.50%, 7/1/2025 ‡ (g)	871	—
8.00%, 11/15/2026 ‡ (g)	1,643	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (c) (g)	263	— (k)
Series B, 15.00%, 8/30/2031 ‡ (g)	358	— (k)
Series A, 15.00%, 8/30/2031 ‡ (g)	761	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡ (g)	707	—
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	799	829
7.13%, 2/1/2032 (a)	985	1,036
6.38%, 8/1/2033 (a)	424	444
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,170	1,151
3.63%, 3/1/2029 (a)	640	618
4.00%, 10/15/2033 (a)	435	403
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	344	361
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	556	568
6.25%, 3/15/2032 (a)	470	486
6.00%, 2/1/2033 (a)	693	714
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	505	175
SBA Communications Corp., REIT 3.13%, 2/1/2029	295	282
SCIL IV LLC 9.50%, 7/15/2028 (d)	EUR960	1,167
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	395	394
4.50%, 10/15/2029	2,197	2,151

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.00%, 4/1/2031	2,495	2,332
4.38%, 2/1/2032	1,485	1,388
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (a)	1,369	1,335
8.25%, 12/15/2029 (a)	825	876
5.75%, 12/1/2034 (a)	485	499
Sempra
3.80%, 2/1/2038	1,865	1,614
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (c)	831	847
Sensata Technologies BV
4.00%, 4/15/2029 (a)	1,217	1,188
5.88%, 9/1/2030 (a)	200	203
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	11	10
Service Corp. International
5.13%, 6/1/2029	325	326
3.38%, 8/15/2030	974	913
SGUS LLC 11.00%, 12/15/2029 (a)	216	175
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	392	407
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (h)	1,149	1,095
9.75%, 10/1/2027 (a)	173	173
Silgan Holdings, Inc.
2.25%, 6/1/2028	EUR433	490
4.25%, 2/15/2031 (a)	EUR1,500	1,754
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	502	523
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	462	462
4.00%, 7/15/2028 (a)	1,583	1,543
5.50%, 7/1/2029 (a)	2,426	2,439
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	3,260	3,218
5.25%, 7/15/2029	409	379
SM Energy Co.
6.63%, 1/15/2027	2,180	2,183
6.75%, 8/1/2029 (a)	469	468
7.00%, 8/1/2032 (a)	402	393
Snap, Inc. 6.88%, 3/1/2033 (a)	252	260
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	352	354
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	3,965	3,861
3.88%, 10/15/2031 (a)	435	407
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	2,260	2,210
Southern California Edison Co.
Series A, 4.20%, 3/1/2029	2,217	2,203
Series 13-A, 3.90%, 3/15/2043	564	441
3.65%, 2/1/2050	1,513	1,070
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	1,724	1,523

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	217	177
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	460	483
Sprint Capital Corp. 6.88%, 11/15/2028	4,210	4,534
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	2,035	2,035
6.50%, 6/1/2032 (a)	1,795	1,868
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,464	1,423
Standard Building Solutions, Inc. 6.25%, 8/1/2033 (a)	137	141
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	3,900	3,889
4.38%, 7/15/2030 (a)	420	407
Staples, Inc.
10.75%, 9/1/2029 (a)	1,990	1,956
12.75%, 1/15/2030 (a)	1,063	838
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (e) (f)	821	852
Station Casinos LLC 6.63%, 3/15/2032 (a)	505	517
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (a)	1,181	1,213
6.45%, 3/18/2035 (a)	2,660	2,768
Sunoco LP 4.50%, 4/30/2030	250	243
Synaptics, Inc. 4.00%, 6/15/2029 (a)	2,590	2,488
Synopsys, Inc. 5.70%, 4/1/2055	1,117	1,120
Take-Two Interactive Software, Inc.
5.40%, 6/12/2029	305	316
5.60%, 6/12/2034	1,220	1,281
Talen Energy Supply LLC 6.25%, 2/1/2034 (a)	1,676	1,708
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	105	105
7.38%, 2/15/2029 (a)	100	104
6.00%, 12/31/2030 (a)	400	399
6.00%, 9/1/2031 (a)	1,500	1,483
6.75%, 3/15/2034 (a)	612	613
TEGNA, Inc. 4.63%, 3/15/2028	505	499
Tenet Healthcare Corp.
5.13%, 11/1/2027	1,237	1,237
4.63%, 6/15/2028	1,665	1,666
6.13%, 10/1/2028	243	244
4.25%, 6/1/2029	420	412
6.13%, 6/15/2030	25	26
6.75%, 5/15/2031	735	766
Terex Corp.
5.00%, 5/15/2029 (a)	1,220	1,212
6.25%, 10/15/2032 (a)	781	797
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR200	205
T-Mobile USA, Inc.
2.63%, 2/15/2029	1,009	963

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.38%, 4/15/2029	4,380	4,269
2.25%, 11/15/2031	3,778	3,358
TopBuild Corp. 5.63%, 1/31/2034 (a)	352	357
TransDigm, Inc.
6.38%, 3/1/2029 (a)	611	629
6.63%, 3/1/2032 (a)	612	636
Transocean International Ltd. 8.25%, 5/15/2029 (a)	478	486
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	1,370	1,427
Trinseo Luxco Finance SPV SARL 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (h)	629	102
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (c)	945	1,023
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	3,876	3,958
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	3,181	3,392
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	580	613
(SOFR + 1.40%), 4.96%, 10/23/2036 (c)	3,330	3,313
Uber Technologies, Inc.
4.80%, 9/15/2035	3,875	3,873
5.35%, 9/15/2054	510	494
UGI International LLC 2.50%, 12/1/2029 (d)	EUR905	1,000
Union Electric Co. 3.90%, 4/1/2052	885	693
United Rentals North America, Inc. 5.38%, 11/15/2033 (a)	299	300
United States Steel Corp. 6.88%, 3/1/2029	190	192
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	690	712
9.38%, 8/1/2032 (a)	1,559	1,655
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (c)	1,100	1,169
US Foods, Inc. 4.75%, 2/15/2029 (a)	135	134
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	410	426
Ventas Realty LP, REIT 5.00%, 1/15/2035	2,645	2,660
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	550	563
9.50%, 2/1/2029 (a)	620	654
7.00%, 1/15/2030 (a)	640	628
9.88%, 2/1/2032 (a)	748	779
VF Corp. 2.95%, 4/23/2030	1,120	1,005
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	222	211
VICI Properties LP, REIT
5.75%, 2/1/2027 (a)	258	261
4.63%, 12/1/2029 (a)	664	660
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	1,364	1,386
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	3,157	3,132
5.63%, 2/15/2027 (a)	820	821
4.38%, 5/1/2029 (a)	1,126	1,112
4.60%, 10/15/2030 (a)	579	578
6.88%, 4/15/2032 (a)	457	481
6.00%, 4/15/2034 (a)	4,180	4,412

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.70%, 12/30/2034 (a)	875	904
5.25%, 10/15/2035 (a)	1,398	1,394
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	1,100	1,066
Wabash National Corp. 4.50%, 10/15/2028 (a)	2,825	2,586
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	856	902
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	950	868
Wayfair LLC
7.25%, 10/31/2029 (a)	1,560	1,623
7.75%, 9/15/2030 (a)	693	739
6.75%, 11/15/2032 (a)	920	939
Weekley Homes LLC 4.88%, 9/15/2028 (a)	980	964
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	4,820	4,785
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	3,320	3,296
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	7,130	7,390
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (e) (f)	2,450	2,566
(SOFR + 1.11%), 5.24%, 1/24/2031 (c)	3,080	3,200
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	7,420	7,802
(SOFR + 1.74%), 5.61%, 4/23/2036 (c)	5,965	6,327
4.90%, 11/17/2045	1,210	1,104
Welltower OP LLC, REIT 3.85%, 6/15/2032	1,390	1,349
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	550	558
6.38%, 3/15/2029 (a)	803	830
6.63%, 3/15/2032 (a)	470	493
6.38%, 3/15/2033 (a)	300	314
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	1,045	1,078
6.63%, 4/15/2030 (a)	159	164
WP Carey, Inc., REIT
2.40%, 2/1/2031	580	522
2.25%, 4/1/2033	1,302	1,101
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	118	117
5.63%, 8/15/2029 (a)	1,580	1,487
6.63%, 8/15/2032 (a)	1,267	1,258
WULF Compute LLC 7.75%, 10/15/2030 (a)	2,127	2,199
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	3,544	3,562
6.25%, 3/15/2033 (a)	436	446
Xerox Corp. 10.25%, 10/15/2030 (a)	332	340
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	1,093	401
XPO, Inc. 7.13%, 2/1/2032 (a)	1,655	1,749
		1,238,588
Total Corporate Bonds (Cost $2,200,723)		2,223,831

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 19.1%
Argentina — 0.3%
Argentine Republic 4.12%, 7/9/2035 (j)	16,110	11,456
Bahamas — 0.0% ^
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	1,607	1,741
Benin — 0.2%
Benin Government Bond 7.96%, 2/13/2038 (d)	7,552	7,674
Brazil — 1.8%
Notas do Tesouro Nacional
10.00%, 1/1/2027	BRL229,960	41,637
10.00%, 1/1/2031	BRL150,000	26,223
		67,860
Canada — 1.8%
Canada Government Bond 3.25%, 6/1/2035	CAD94,811	68,437
Colombia — 0.2%
Republic of Colombia
5.00%, 9/19/2032	EUR2,368	2,660
7.50%, 2/2/2034	640	673
8.75%, 11/14/2053	3,190	3,566
		6,899
Costa Rica — 0.1%
Republic of Costa Rica 7.30%, 11/13/2054 (a)	2,994	3,321
Czech Republic — 1.1%
Czech Republic
4.90%, 4/14/2034	CZK434,150	21,366
3.50%, 5/30/2035	CZK504,790	22,259
		43,625
Egypt — 0.2%
Arab Republic of Egypt 7.63%, 5/29/2032 (d)	7,780	7,959
Guatemala — 0.2%
Republic of Guatemala 6.05%, 8/6/2031 (a)	6,433	6,679
Hungary — 0.3%
Hungary Government Bond
5.50%, 3/26/2036 (a)	8,143	8,145
6.75%, 9/25/2052 (a)	3,931	4,234
		12,379
Indonesia — 1.6%
Republic of Indonesia
6.88%, 4/15/2029	IDR276,148,000	17,194
7.00%, 2/15/2033	IDR168,525,000	10,578
6.75%, 7/15/2035	IDR537,558,000	33,225
		60,997

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ivory Coast — 0.4%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (d)	1,095	1,107
8.08%, 4/1/2036 (a)	3,908	4,058
8.25%, 1/30/2037 (d)	2,135	2,228
6.88%, 10/17/2040 (a)	EUR7,400	8,211
		15,604
Japan — 0.5%
Japan Government Bond 2.40%, 3/20/2055	JPY3,784,850	20,088
Jordan — 0.2%
Hashemite Kingdom of Jordan 5.85%, 7/7/2030 (d)	6,958	6,989
Kenya — 0.1%
Republic of Kenya
9.50%, 3/5/2036 (a)	4,372	4,425
8.80%, 10/9/2038 (a)	1,119	1,082
		5,507
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (d) (g)	3,207	704
6.65%, 11/3/2028 (d) (g)	3,134	688
		1,392
Mexico — 4.3%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (a)	7,092	7,194
Mex Bonos Desarr Fix Rt
8.50%, 2/28/2030	MXN924,400	51,016
7.75%, 5/29/2031	MXN721,220	38,251
7.75%, 11/23/2034	MXN453,000	23,238
8.00%, 5/24/2035	MXN647,590	33,206
United Mexican States
7.38%, 5/13/2055	3,983	4,365
3.77%, 5/24/2061	7,068	4,421
3.75%, 4/19/2071	2,997	1,800
		163,491
Morocco — 0.2%
Kingdom of Morocco
6.50%, 9/8/2033 (d)	3,220	3,491
4.00%, 12/15/2050 (d)	5,210	3,795
		7,286
Nigeria — 0.3%
Federal Republic of Nigeria 9.13%, 1/13/2046 (a)	9,500	10,075
Pakistan — 0.1%
Islamic Republic of Pakistan 6.88%, 12/5/2027 (d)	3,800	3,803

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Paraguay — 0.4%
Republic of Paraguay
4.95%, 4/28/2031 (a)	4,630	4,667
3.85%, 6/28/2033 (a)	1,521	1,421
6.00%, 2/9/2036 (d)	5,200	5,509
5.60%, 3/13/2048 (d)	990	942
5.40%, 3/30/2050 (d)	2,278	2,105
		14,644
Poland — 1.0%
Republic of Poland
2.00%, 8/25/2036	PLN128,617	32,161
5.50%, 3/18/2054	8,439	8,222
		40,383
Romania — 0.4%
Romania Government Bond
6.38%, 1/30/2034 (a)	3,966	4,091
6.13%, 10/7/2037 (a)	EUR5,400	6,293
4.63%, 4/3/2049 (a)	EUR3,467	3,182
		13,566
South Africa — 1.7%
Republic of South Africa
9.00%, 1/31/2040	ZAR912,962	52,216
5.65%, 9/27/2047	2,621	2,219
7.30%, 4/20/2052	9,300	9,370
		63,805
Suriname — 0.1%
Suriname Government International Bond
7.70%, 11/6/2030 (a)	1,249	1,283
8.50%, 11/6/2035 (a)	3,434	3,697
		4,980
Turkey — 1.3%
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (d)	3,440	3,437
10.50%, 12/6/2028 (d)	3,120	3,416
Republic of Turkiye (The)
HB, 36.00%, 8/12/2026	TRY1,062,297	24,763
HB, 30.00%, 9/12/2029	TRY328,411	7,287
7.25%, 5/29/2032	10,266	10,897
Turkiye Ihracat Kredi Bankasi A/S 6.38%, 10/3/2030 (a)	1,357	1,356
		51,156
United Arab Emirates — 0.1%
United Arab Emirates Government Bond 4.00%, 7/28/2050 (a)	6,850	4,791

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond 6.95%, 5/25/2032 (d)	6,975	7,491
Total Foreign Government Securities (Cost $732,711)		734,078
Mortgage-Backed Securities — 9.5%
United States — 9.5%
FHLMC UMBS, 30 Year Pool # SD8342, 5.50%, 7/1/2053	3,042	3,090
FNMA UMBS, 30 Year
Pool # FS8290, 5.50%, 9/1/2053	37,989	38,935
Pool # FS8365, 5.50%, 6/1/2054	12,492	12,737
Pool # MA5879, 5.50%, 11/1/2055	48,005	48,628
GNMA II, 30 Year Pool # MA8200, 4.00%, 8/20/2052	76,776	73,522
GNMA II, Single Family, 30 Year
TBA, 5.00%, 12/15/2055 (l)	88,604	88,498
TBA, 5.50%, 12/15/2055 (l)	96,090	97,039
TBA, 5.50%, 1/15/2056 (l)	3,910	3,945
Total Mortgage-Backed Securities (Cost $363,347)		366,394
Convertible Bonds — 4.2%
Austria — 0.1%
ams-OSRAM AG 2.13%, 11/3/2027 (d)	EUR1,700	1,864
China — 0.3%
Alibaba Group Holding Ltd. 0.50%, 6/1/2031	4,375	7,206
H World Group Ltd. 3.00%, 5/1/2026	4,295	5,389
		12,595
Israel — 0.1%
Wix.com Ltd. Zero Coupon, 9/15/2030 (a)	3,188	2,725
United States — 3.7%
Advanced Energy Industries, Inc. 2.50%, 9/15/2028	863	1,422
Alarm.com Holdings, Inc. 2.25%, 6/1/2029	2,565	2,442
Bentley Systems, Inc. 0.13%, 1/15/2026	1,991	1,977
Box, Inc.
Zero Coupon, 1/15/2026	2,548	2,910
1.50%, 9/15/2029	554	539
Cheesecake Factory, Inc. (The)
0.38%, 6/15/2026	876	858
2.00%, 3/15/2030 (a)	1,130	1,076
Dropbox, Inc. Zero Coupon, 3/1/2028	3,396	3,506
Enphase Energy, Inc. Zero Coupon, 3/1/2028	4,040	3,501
Etsy, Inc. 0.13%, 10/1/2026	3,150	3,171
Euronet Worldwide, Inc. 0.63%, 10/1/2030 (a)	2,245	2,004
Five9, Inc. 1.00%, 3/15/2029	4,407	3,934
Fluor Corp. 1.13%, 8/15/2029	1,203	1,427
Ford Motor Co. Zero Coupon, 3/15/2026	2,598	2,737
Global Payments, Inc. 1.50%, 3/1/2031	2,638	2,361
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	4,164	4,399

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
Itron, Inc. 1.38%, 7/15/2030	2,740	2,829
Jazz Investments I Ltd. 3.13%, 9/15/2030	4,905	6,668
JetBlue Airways Corp. 2.50%, 9/1/2029	2,250	2,181
Kite Realty Group LP REIT, 0.75%, 4/1/2027 (a)	2,431	2,508
Life360, Inc. Zero Coupon, 6/1/2030 (a)	2,050	2,470
Live Nation Entertainment, Inc.
3.13%, 1/15/2029	2,845	3,906
2.88%, 1/15/2030 (a)	1,265	1,278
2.88%, 10/15/2031 (a)	226	215
Lyft, Inc.
0.63%, 3/1/2029	3,702	4,646
Zero Coupon, 9/15/2030 (a)	595	704
Meritage Homes Corp. 1.75%, 5/15/2028	3,022	3,026
Microchip Technology, Inc.
1.63%, 2/15/2027	835	1,233
0.75%, 6/1/2030	2,390	2,300
MKS, Inc. 1.25%, 6/1/2030	7,240	9,113
NCL Corp. Ltd. 0.75%, 9/15/2030 (a)	3,085	2,759
ON Semiconductor Corp. Zero Coupon, 5/1/2027	5,336	6,136
PG&E Corp. 4.25%, 12/1/2027	4,840	4,963
Semtech Corp. Zero Coupon, 10/15/2030 (a)	113	119
Snap, Inc. 0.50%, 5/1/2030	935	815
Snowflake, Inc. Zero Coupon, 10/1/2027	3,654	6,071
SoFi Technologies, Inc. 1.25%, 3/15/2029 (a)	1,390	4,431
Southern Co. (The) 4.50%, 6/15/2027	5,245	5,723
Spectrum Brands, Inc. 3.38%, 6/1/2029	4,349	4,066
Synaptics, Inc. 0.75%, 12/1/2031 (a)	5,492	5,491
Terawulf, Inc.
1.00%, 9/1/2031 (a)	2,270	3,306
Zero Coupon, 5/1/2032 (a)	1,128	1,146
Topgolf Callaway Brands Corp. 2.75%, 5/1/2026	1,556	1,551
Uber Technologies, Inc. Series 2028, 0.88%, 12/1/2028	3,563	4,831
Veeco Instruments, Inc. 2.88%, 6/1/2029	3,349	4,202
Viavi Solutions, Inc. 0.63%, 3/1/2031 (a)	1,021	1,447
Wayfair, Inc. 3.25%, 9/15/2027	2,750	5,001
		143,399
Total Convertible Bonds (Cost $146,174)		160,583
Loan Assignments — 2.2% (m)
Canada — 0.1%
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.24%, 8/16/2030 (c)	2,204	2,206
United Kingdom — 0.0% ^
Crown Finance US, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.48%, 12/2/2031 (c)	1,489	1,487
United States — 2.1%
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.17%, 10/8/2030 (c)	490	483
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028 (c)	1,522	1,520

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.00%, 2/3/2031 (c)	1,171	1,164
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 9/20/2032 (c)	1,559	1,558
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.78%, 2/1/2029 (c)	2,281	2,245
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.28%, 2/1/2030 (c)	725	682
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 2/15/2029 (c)	1,977	1,973
AWS Claire's LLC, 1st Lien Term Loan 10.00%, 9/18/2030 ‡	145	145
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 11/25/2031 (c)	2,993	3,000
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 10/16/2031 (c)	2,475	2,487
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.00%, 1/31/2031 (c)	2,001	2,004
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 6.82%, 7/30/2031 (c)	1,234	1,228
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.96%, 9/8/2032 (c)	2,504	2,508
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.78%, 5/17/2028 (c)	2,795	1,377
Dawn Bidco LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 6.76%, 10/7/2032 (c) (n)	1,046	1,043
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 5/31/2030 (c)	938	938
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 12/31/2025 ‡ (g) (i)	41	—
First Student Bidco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/15/2030 (c)	2,012	2,015
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.75%, 4/10/2031 (c)	2,673	2,668
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 1/30/2032 (c)	3,630	3,573
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 6/20/2030 (c)	2,347	2,355
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.75%, 11/13/2031 (c)	2,993	2,998
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 9/20/2030 (c)	1,205	1,151
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.92%, 1/17/2031 (c)	1,960	1,968
LABL, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 8.94%, 10/30/2028 (c)	892	611
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.48%, 12/2/2031 (c)	1,948	1,948
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 6/21/2028 (c)	750	752
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.96%, 10/23/2028 (c)	1,482	1,484
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 3/28/2031 (c)	1,896	1,892
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 8.09%, 7/1/2031 (c)	990	969
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 2.00%, 6/30/2026 ‡ (c) (h)	754	188
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 15.83% (PIK) + 11.50%), 15.44%, 6/30/2026 ‡ (c) (h)	23	22
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 12.81% (PIK) + 8.50%), 12.34%, 1/2/2029 ‡ (c) (h)	118	112
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.81% (PIK) + 2.50%), 6.34%, 1/2/2029 ‡ (c) (h)	129	122
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 2.00%, 6/30/2026 ‡ (c) (h)	379	— (k)
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.03%, 4/16/2029 (c)	343	343
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 11/17/2031 (c)	1,493	1,493
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.51%, 3/3/2028 (c)	1,700	1,670
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.96%, 8/18/2032 (c)	1,680	1,665
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 11/15/2028 (c)	1,700	1,706
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.03%, 1/21/2028 (c)	1,348	1,350
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/31/2028 (c)	1,211	1,213
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 3/19/2029 (c)	1,221	1,223
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 2/10/2032 (c)	995	996
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 11/19/2031 (c)	2,286	2,292
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 7.67%, 11/28/2028 (c)	1,221	1,218
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 11.62%, 6/29/2028 (c)	344	321
SS&C Technologies, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 5.92%, 5/9/2031 (c)	951	954

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.92%, 3/14/2031 (c)	1,428	1,429
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.97%, 3/18/2030 (c)	1,244	1,245
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 3.75%), 7.75%, 9/15/2028 (c)	824	796
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 2/10/2031 (c)	2,140	2,138
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 9/27/2030 (c)	2,054	2,056
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.03%, 8/26/2031 (c)	2,726	2,733
Vista Management Holding, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 7.74%, 4/1/2031 (c)	702	707
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.98%, 1/27/2031 (c)	1,481	1,483
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/3/2028 (c)	1,221	1,224
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 10/19/2029 (c)	914	917
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.20%, 1/24/2031 (c)	1,478	1,480
		81,835
Total Loan Assignments (Cost $88,250)		85,528
Commercial Mortgage-Backed Securities — 1.2%
United States — 1.2%
A10 Revolving Asset Financing I LLC Series 2012-RAF1, Class B, 11.15%, 1/15/2020 ‡ (a) (i)	250	250
BANK
Series 2018-BN13, Class C, 4.71%, 8/15/2061 (i)	1,703	1,487
Series 2019-BN20, Class XA, IO, 0.92%, 9/15/2062 (i)	7,406	194
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (i)	5,352	4,233
BX Commercial Mortgage Trust Series 2024-MF, Class B, 5.65%, 2/15/2039 (a) (i)	2,408	2,408
BX Trust Series 2022-LBA6, Class A, 4.96%, 1/15/2039 (a) (i)	10,375	10,362
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.53%, 11/15/2050 (i)	484	447
CD Mortgage Trust Series 2016-CD2, Class C, 4.10%, 11/10/2049 (i)	303	180
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.17%, 9/25/2027 (i)	35,612	510
Series K104, Class X1, IO, 1.11%, 1/25/2030 (i)	24,581	938
Series K108, Class X1, IO, 1.69%, 3/25/2030 (i)	11,848	724
Series K117, Class X1, IO, 1.22%, 8/25/2030 (i)	41,460	1,951
Series K724, Class X3, IO, 3.82%, 12/25/2044 (i)	213	—
Series K072, Class X3, IO, 2.21%, 12/25/2045 (i)	12,354	524
Series K089, Class X3, IO, 2.38%, 1/25/2046 (i)	11,650	787
Series K078, Class X3, IO, 2.29%, 6/25/2046 (i)	10,990	550
Series K088, Class X3, IO, 2.35%, 2/25/2047 (i)	11,410	777
Series K094, Class X3, IO, 2.20%, 7/25/2047 (i)	4,450	309
FNMA ACES Series 2020-M39, Class X2, IO, 1.51%, 8/25/2031 (i)	9,128	455
FREMF Series 2018-KF46, Class B, 6.27%, 3/25/2028 (a) (i)	57	55
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.82%, 9/25/2024 (a) (i)	241	240
Series 2017-KF41, Class B, 6.82%, 11/25/2024 (a) (i)	304	306
Series 2018-KF45, Class B, 6.27%, 3/25/2025 (a) (i)	150	154
Series 2017-KF40, Class B, 7.02%, 11/25/2027 (a) (i)	537	516
Series 2018-KF50, Class B, 6.22%, 7/25/2028 (a) (i)	645	622
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.14%, 5/10/2050 (i)	605	516
HCFT , 7.25%, 1/13/2027 ‡	6,000	5,960

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.26%, 7/15/2048 (i)	860	684
Series 2015-C31, Class C, 4.69%, 8/15/2048 (i)	395	308
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.52%, 12/15/2049 (i)	484	412
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.07%, 5/15/2048 (i)	266	263
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.44%, 11/14/2042 (i)	2	2
Series 2015-MS1, Class B, 4.29%, 5/15/2048 (i)	460	443
P4 SFR Series 2019-STL B, 9.25%, 10/11/2026 ‡	2,923	2,901
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 5.70%, 5/15/2039 (a) (i)	3,090	3,082
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (i)	1,795	1,742
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (i)	606	595
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (i)	398	389
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (i)	1,338	1,246
Total Commercial Mortgage-Backed Securities (Cost $50,272)		47,522
Collateralized Mortgage Obligations — 0.4%
United States — 0.4%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	1,304	1,143
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	31	27
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	502	398
Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (i)	227	221
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 5.89%, 2/25/2037 (i)	11	11
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	889	366
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 6.37%, 1/25/2043 (a) (i)	2,149	2,192
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 4.77%, 8/19/2045 (i)	348	316
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1B, 6.97%, 4/25/2042 (a) (i)	1,700	1,745
FHLMC, REMIC
Series 3914, Class LS, IF, IO, 2.54%, 8/15/2026 (i)	—	—
Series 4030, Class IL, IO, 3.50%, 4/15/2027	4	—
Series 4043, Class PI, IO, 2.50%, 5/15/2027	111	2
Series 4057, Class UI, IO, 3.00%, 5/15/2027	4	—
Series 4120, Class UI, IO, 3.00%, 10/15/2027	83	1
Series 4313, Class UI, IO, 3.00%, 3/15/2029	121	3
Series 3459, Class JS, IF, IO, 1.99%, 6/15/2038 (i)	129	13
Series 4018, Class HI, IO, 4.50%, 3/15/2041	29	1
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	97	13
Series 4173, Class I, IO, 4.00%, 3/15/2043	251	37
Series 4305, Class SK, IF, IO, 2.34%, 2/15/2044 (i)	2,557	396
Series 4585, Class JI, IO, 4.00%, 5/15/2045	850	99
Series 4694, Class SA, IF, IO, 1.84%, 6/15/2047 (i)	2,290	300
Series 4689, Class SD, IF, IO, 1.89%, 6/15/2047 (i)	4,180	528
Series 5022, IO, 3.00%, 9/25/2050	5,414	913
Series 5023, Class MI, IO, 3.00%, 10/25/2050	9,798	1,625
Series 5072, Class DI, IO, 3.50%, 2/25/2051	8,843	1,657

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
FHLMC, STRIPS Series 319, Class S2, IF, IO, 1.74%, 11/15/2043 (i)	5,168	716
FNMA, REMIC
Series 2013-15, IO, 2.50%, 3/25/2028	213	4
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	131	3
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	54	1
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	763	15
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	1,362	97
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	340	24
Series 2012-93, Class SE, IF, IO, 1.91%, 9/25/2042 (i)	1,106	132
Series 2012-93, Class SG, IF, IO, 1.91%, 9/25/2042 (i)	227	28
Series 2014-14, Class SA, IF, IO, 1.76%, 4/25/2044 (i)	3,439	394
Series 2015-40, Class LS, IF, IO, 1.98%, 6/25/2045 (i)	1,743	206
Series 2015-85, Class SA, IF, IO, 1.43%, 11/25/2045 (i)	2,150	205
Series 2016-39, Class LS, IF, IO, 1.81%, 7/25/2046 (i)	6,650	824
Series 2016-61, Class ST, IF, IO, 1.81%, 9/25/2046 (i)	4,440	539
FNMA, STRIPS Series 401, Class C6, IO, 4.50%, 10/25/2029	27	1
GNMA
Series 2011-13, Class S, IF, IO, 1.88%, 1/16/2041 (i)	220	23
Series 2015-H13, Class GI, IO, 1.59%, 4/20/2065 (i)	350	11
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (i)	124	13
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 4.26%, 8/19/2037 (i)	80	72
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 4.43%, 5/25/2036 (i)	1,143	966
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.92%, 8/25/2033 (i)	73	39
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (i)	93	89
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 4.84%, 2/25/2035 (i)	48	46
Total Collateralized Mortgage Obligations (Cost $17,800)		16,455
Asset-Backed Securities — 0.3%
Cayman Islands — 0.0% ^
Apidos CLO Series 2020-34A, Class A1R, 5.30%, 1/20/2035 (a) (i)	925	926
LCM LP Series 16A, Class A2R, 5.35%, 10/15/2031 (a) (i)	75	75
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	12	12
		1,013
United States — 0.3%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	230	227
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 5.64%, 4/25/2034 (i)	10	9
Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	257	257
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 3.54%, 2/25/2034 (i)	30	33
Countrywide Asset-Backed Certificates Series 2002-4, Class M1, 5.19%, 12/25/2032 (i)	9	10
Credit Acceptance Auto Loan Trust Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	210	210
Driven Brands Funding LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	1,687	1,675
Exeter Automobile Receivables Trust Series 2024-3A, Class D, 5.98%, 9/16/2030	2,100	2,134
Flagship Credit Auto Trust Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	610	610
Fremont Home Loan Trust Series 2004-2, Class M2, 5.00%, 7/25/2034 (i)	—	—
GLS Auto Receivables Issuer Trust Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	510	515
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	432	401

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 5.04%, 7/25/2034 (i)	7	6
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	37	37
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (a)	1,488	1,435
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (j)	16	16
Series 2005-2, Class M1, 5.55%, 8/25/2035 (j)	511	490
Santander Drive Auto Receivables Trust Series 2022-6, Class C, 4.96%, 11/15/2028	531	532
Saxon Asset Securities Trust Series 2004-3, Class M1, 4.97%, 12/26/2034 (i)	69	67
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	1,704	1,369
		10,033
Total Asset-Backed Securities (Cost $11,404)		11,046
	SHARES (000)
Common Stocks — 0.2%
Europe — 0.0% ^
Altice France Sa ‡	72	1,218
France — 0.0% ^
Altice France SA ‡ *	3	48
Vallourec SACA	43	778
		826
Luxembourg — 0.1%
Mallinckrodt ‡	12	1,269
SES SA ‡ *	35	553
Yeoman Capital SA ‡ *	74	468
		2,290
United States — 0.1%
Clear Channel Outdoor Holdings, Inc. *	71	141
Endo GUC Trust ‡ *	22	13
iHeartMedia, Inc., Class A *	25	96
Incora Intermediate LLC ‡ *	18	206
Mallinckrodt *	1	68
Mallinckrodt plc ‡	30,573	—
Mallinckrodt plc, Class B ‡	567,181	1
Moran Foods Backstop Equity ‡ *	3,408,992	3
MYT Holding LLC ‡ *	247	62
New Evhc Physical Equity *	3	43
NMG Parent LLC, Escrow ‡ *	2	19
Rite Aid ‡ *	2	— (k)
Serta Simmons Bedding LLC *	84	741
SSB Equipment Co., Inc. ‡ *	84	—
		1,393
Total Common Stocks (Cost $5,645)		5,727

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — 0.0% ^
United States — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $402)	419	514
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United States — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD *	1	7
expiring 12/31/2049, price 1.00 USD ‡ *	1	—
expiring 9/30/2028, price 1.00 USD ‡ *	—	—
Total Warrants (Cost $614)		7
	SHARES (000)
Short-Term Investments — 7.1%
Investment Companies — 7.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.96% (o) (p) (Cost $271,125)	271,055	271,163
Total Investments — 102.1% (Cost $3,888,467)		3,922,848
Liabilities in Excess of Other Assets — (2.1)%		(82,186)
NET ASSETS — 100.0%		3,840,662

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2025. The rate may be subject to a cap and floor.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese Yen
JSC	Joint Stock Company
MXN	Mexican Peso
PIK	Payment In Kind
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
TRY	Turkish Lira
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2025 is $123,874 or 3.23% of the Fund’s
net assets as of November 30, 2025.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2025.

(g)	Defaulted security.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(k)	Value is zero.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of November 30, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of November 30, 2025.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	2,013	12/08/2025	EUR	275,529	462
Euro-BTP	1,367	12/08/2025	EUR	192,533	4,619
Euro-Buxl 30 Year Bond	28	12/08/2025	EUR	3,696	(49)
Euro-Schatz	1,462	12/08/2025	EUR	181,467	(142)
Australia 10 Year Bond	1,682	12/15/2025	AUD	123,155	(1,888)
Canada 10 Year Bond	556	03/20/2026	CAD	48,950	318
U.S. Treasury 10 Year Note	2,631	03/20/2026	USD	298,207	400
U.S. Treasury 10 Year Ultra Note	3,436	03/20/2026	USD	399,220	1,336
U.S. Treasury Long Bond	727	03/20/2026	USD	85,377	368
Long Gilt	446	03/27/2026	GBP	54,066	183
U.S. Treasury 2 Year Note	67	03/31/2026	USD	13,994	8
					5,615
Short Contracts
Euro-Bobl	(530)	12/08/2025	EUR	(72,544)	(145)
Euro-Bund	(1,271)	12/08/2025	EUR	(190,087)	(1,042)
Japan 10 Year Bond	(167)	12/15/2025	JPY	(144,287)	1,029
U.S. Treasury 10 Year Ultra Note	(953)	03/20/2026	USD	(110,727)	(314)
U.S. Treasury Long Bond	(121)	03/20/2026	USD	(14,210)	(62)
U.S. Treasury Ultra Bond	(1,952)	03/20/2026	USD	(236,070)	(2,151)
U.S. Treasury 2 Year Note	(393)	03/31/2026	USD	(82,082)	(47)
U.S. Treasury 5 Year Note	(3,724)	03/31/2026	USD	(408,767)	(1,130)
					(3,862)
					1,753

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	458,023	USD	530,383	BNP Paribas	12/3/2025	1,113
GBP	8,394	USD	11,091	TD Bank Financial Group	12/3/2025	19
CLP	43,405,582	USD	46,390	HSBC Bank (Hong Kong)**	12/22/2025	394
CNY	259,130	USD	36,585	HSBC Bank, NA**	12/22/2025	128
GBP	57,716	USD	75,946	Citibank, NA	12/22/2025	453
IDR	317,524,840	USD	18,985	Citibank, NA**	12/22/2025	93
JPY	605,960	USD	3,861	Barclays Bank plc	12/22/2025	27
RON	41,921	EUR	8,212	BNP Paribas	12/22/2025	5
RON	41,760	EUR	8,183	Merrill Lynch International	12/22/2025	2
THB	615,819	USD	18,998	Goldman Sachs International	12/22/2025	162
TRY	49,785	USD	1,143	BNP Paribas	12/22/2025	9
USD	4,657	BRL	24,933	Barclays Bank plc**	12/22/2025	8
USD	19,193	CHF	15,127	Barclays Bank plc	12/22/2025	307
USD	27,537	CZK	571,825	BNP Paribas	12/22/2025	82
USD	2,620	EUR	2,248	BNP Paribas	12/22/2025	8
USD	18,971	JPY	2,932,148	BNP Paribas	12/22/2025	157
USD	18,965	JPY	2,928,610	Citibank, NA	12/22/2025	174
USD	18,997	JPY	2,957,207	Goldman Sachs International	12/22/2025	22
USD	4,772	PLN	17,342	Morgan Stanley	12/22/2025	21
USD	18,289	RON	80,040	Standard Chartered Bank	12/22/2025	65
USD	38,004	TWD	1,181,809	Citibank, NA**	12/22/2025	398
USD	2,543	ZAR	43,560	HSBC Bank, NA	12/22/2025	1
Total unrealized appreciation						3,648
EUR	2,668	USD	3,103	Morgan Stanley	12/3/2025	(6)
USD	534,018	EUR	460,691	HSBC Bank, NA	12/3/2025	(574)
USD	11,027	GBP	8,394	HSBC Bank, NA	12/3/2025	(83)
BRL	83,957	USD	15,688	Standard Chartered Bank**	12/22/2025	(32)
CHF	14,993	USD	18,997	BNP Paribas	12/22/2025	(278)
EUR	16,558	CHF	15,447	Citibank, NA	12/22/2025	(50)
EUR	29,397	USD	34,256	Barclays Bank plc	12/22/2025	(106)
EUR	16,324	USD	19,045	Citibank, NA	12/22/2025	(82)
INR	3,267,924	USD	36,762	Merrill Lynch International**	12/22/2025	(233)
JPY	5,897,774	USD	38,108	Citibank, NA	12/22/2025	(264)
JPY	10,935,450	USD	70,981	Merrill Lynch International	12/22/2025	(813)
KRW	25,141,335	USD	17,270	Merrill Lynch International**	12/22/2025	(121)
TWD	516,725	USD	16,617	Citibank, NA**	12/22/2025	(175)
TWD	1,181,178	USD	38,816	Standard Chartered Bank**	12/22/2025	(1,231)
USD	40,394	AUD	61,756	BNP Paribas	12/22/2025	(73)
USD	67,550	CAD	94,574	BNP Paribas	12/22/2025	(202)
USD	401	CAD	561	HSBC Bank, NA	12/22/2025	(1)
USD	19,003	CNY	134,995	Goldman Sachs International**	12/22/2025	(123)
USD	1,875	COP	7,102,560	Standard Chartered Bank**	12/22/2025	(12)
USD	19,008	EUR	16,457	Goldman Sachs International	12/22/2025	(109)
USD	1,503	GBP	1,139	BNP Paribas	12/22/2025	(6)
USD	38,063	GBP	29,011	Citibank, NA	12/22/2025	(340)
USD	47,657	GBP	36,256	Goldman Sachs International	12/22/2025	(335)
USD	9,505	GBP	7,265	HSBC Bank, NA	12/22/2025	(112)
USD	37,972	HUF	12,594,999	BNP Paribas	12/22/2025	(299)
USD	99,512	IDR	665,008,951	HSBC Bank (Hong Kong)**	12/22/2025	(528)
USD	18,983	IDR	318,025,792	Merrill Lynch International**	12/22/2025	(125)
USD	19,003	JPY	2,982,864	BNP Paribas	12/22/2025	(137)
USD	38,007	JPY	5,976,143	Goldman Sachs International	12/22/2025	(339)
USD	184,784	MXN	3,409,340	BNP Paribas	12/22/2025	(1,116)
ZAR	162,210	USD	9,488	Standard Chartered Bank	12/22/2025	(23)
USD	531,365	EUR	458,023	BNP Paribas	1/5/2026	(1,126)
USD	11,091	GBP	8,394	TD Bank Financial Group	1/5/2026	(19)
Total unrealized depreciation						(9,073)

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
CURRENCY PURCHASED	CURRENCY SOLD	COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
Net unrealized depreciation				(5,425)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.45-V1	5.00	Quarterly	12/20/2030	3.23	USD 152,178	(11,190)	(1,598)	(12,788)
iTraxx.Europe.Crossover.44-V1	5.00	Quarterly	12/20/2030	2.56	EUR 13,359	(1,572)	(230)	(1,802)
						(12,762)	(1,828)	(14,590)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Centrally Cleared interest rate swap contracts outstanding as of November 30, 2025 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.28 annually	Pay	12/18/2029	EUR65,120	—	755	755
6 month EURIBOR semi-annually	2.92 annually	Receive	7/14/2057	EUR34,940	—	1,800	1,800
6 month EURIBOR semi-annually	2.96 annually	Receive	7/16/2057	EUR31,535	—	1,370	1,370
1 day SONIA annually	3.76 annually	Pay	9/15/2028	GBP1,384,900	—	3,588	3,588
1 day CDI at termination	12.73 at termination	Pay	1/2/2029	BRL108,035	—	27	27
1 day CDI at termination	13.13 at termination	Pay	1/2/2029	BRL99,640	—	229	229
1 day CDI at termination	13.26 at termination	Pay	1/2/2029	BRL126,887	—	364	364
1 day CDI at termination	14.38 at termination	Pay	1/2/2029	BRL32,528	—	315	315
					—	8,448	8,448
6 month PRIBOR semi-annually	3.66 annually	Pay	7/22/2028	CZK706,120	—	(107)	(107)
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK120,819	—	(22)	(22)
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK120,819	—	(22)	(22)
6 month PRIBOR semi-annually	3.59 annually	Pay	7/24/2028	CZK448,305	—	(109)	(109)
6 month EURIBOR semi-annually	2.39 annually	Pay	12/15/2028	EUR1,349,150	29	(394)	(365)
1 day SOFR annually	3.60 annually	Receive	8/15/2035	USD117,000	12	(192)	(180)
					41	(846)	(805)
					41	7,602	7,643

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
PRIBOR	Prague Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2025 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	2.21%
1 day SOFR	4.12
1 day SONIA	3.97
6 month EURIBOR	2.11
6 month PRIBOR	3.59

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$1,001	$12	$1,013
United States	—	10,033	—	10,033
Total Asset-Backed Securities	—	11,034	12	11,046
Collateralized Mortgage Obligations	—	16,455	—	16,455
Commercial Mortgage-Backed Securities
United States	—	38,411	9,111	47,522
Common Stocks
Europe	—	—	1,218	1,218
France	—	778	48	826
Luxembourg	—	—	2,290	2,290
United States	237	852	304	1,393
Total Common Stocks	237	1,630	3,860	5,727
Convertible Bonds	—	160,583	—	160,583
Corporate Bonds
Australia	—	17,938	—	17,938
Austria	—	2,464	—	2,464
Belgium	—	16,511	—	16,511
Brazil	—	25,611	—	25,611
Canada	—	30,036	—	30,036
Chile	—	3,631	—	3,631
China	—	6,052	—	6,052
Colombia	—	7,942	—	7,942
Denmark	—	15,515	—	15,515
Finland	—	954	—	954
France	—	156,807	—	156,807
Germany	—	76,265	—	76,265
Greece	—	654	—	654
Hungary	—	1,826	—	1,826
India	—	6,033	—	6,033
Indonesia	—	10,087	—	10,087
Ireland	—	66,429	—	66,429
Italy	—	114,666	—	114,666
Jamaica	—	2,097	—	2,097
Japan	—	3,887	—	3,887
Jersey	—	2,528	—	2,528
Kazakhstan	—	12,562	—	12,562
Luxembourg	—	23,088	— (a)	23,088
Macau	—	1,844	—	1,844
Malaysia	—	4,181	—	4,181
Mexico	—	48,757	—	48,757

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Morocco	$—	$5,482	$—	$5,482
Netherlands	—	38,017	—	38,017
Norway	—	307	—	307
Peru	—	1,876	—	1,876
Portugal	—	12,309	—	12,309
Saudi Arabia	—	11,115	—	11,115
South Africa	—	7,768	—	7,768
Spain	—	62,058	—	62,058
Sweden	—	15,432	—	15,432
Switzerland	—	25,586	—	25,586
Trinidad And Tobago	—	2,200	—	2,200
United Arab Emirates	—	2,515	—	2,515
United Kingdom	—	142,213	—	142,213
United States	—	1,238,170	418	1,238,588
Total Corporate Bonds	—	2,223,413	418	2,223,831
Foreign Government Securities	—	734,078	—	734,078
Loan Assignments
Canada	—	2,206	—	2,206
United Kingdom	—	1,487	—	1,487
United States	—	81,246	589	81,835
Total Loan Assignments	—	84,939	589	85,528
Mortgage-Backed Securities	—	366,394	—	366,394
Preferred Stocks	—	—	514	514
Warrants	—	7	— (a)	7
Short-Term Investments
Investment Companies	271,163	—	—	271,163
Total Investments in Securities	$271,400	$3,636,944	$14,504	$3,922,848
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,648	$—	$3,648
Futures Contracts	8,723	—	—	8,723
Swaps	—	8,448	—	8,448
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(9,073)	$—	$(9,073)
Futures Contracts	(5,082)	(1,888)	—	(6,970)
Swaps	—	(2,674)	—	(2,674)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$3,641	$(1,539)	$—	$2,102

(a)	Amount rounds to less than one thousand.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025
Investments in Securities:
Asset-Backed Securities	$58	$—	$1	$— (a)	$—	$(47)	$—	$—	$12
Collateralized Mortgage Obligations	9,528	—	23	— (a)	—	(9,551)	—	—	—
Commercial Mortgage-Backed Securities	9,917	—	71	— (a)	—	(877)	—	—	9,111
Common Stocks	2,287	(1,000)	1,688	—	3,218	(1,464)	—	(869)	3,860
Convertible Preferred Stocks	1,310	(1,939)	558	—	71	—	—	—	—
Corporate Bonds	1,050	(709)	(59)	56	599	(519)	—	—	418
Loan Assignments	978	—	(674)	47 (a)	244	(6)	—	—	589
Preferred Stocks	549	—	(35)	—	—	—	—	—	514
Warrants	17	—	— (a)	—	—	—	—	(17)	— (a)
Total	$25,694	$(3,648)	$1,573	$103	$4,132	$(12,464)	$—	$(886)	$14,504

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $1,573.
There were no significant transfers into or out of level 3 for the period ended November 30, 2025.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.96% (a) (b)	$67,676	$956,833	$753,331	$(37)	$22	$271,163	271,055	$6,163	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to . The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.